UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-06719

                                                 Sterling Capital Funds

(Exact name of registrant as specified in charter)

3605 Glenwood Ave., Suite 100

                                     Raleigh, NC 27612

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

3605 Glenwood Ave., Suite 100

                                     Raleigh, NC 27612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.8%

	Aerospace & Defense — 1.5%
12,550	Boeing Co. (The)	$4,047,375

	Airlines — 1.9%
18,450	Delta Air Lines, Inc.	920,655
48,750	United Continental Holdings, Inc.(a)	4,081,837
		5,002,492

	Banks — 9.6%
122,700	Citigroup, Inc.	6,387,762
15,150	Comerica, Inc.	1,040,653
40,600	Huntington Bancshares, Inc.	483,952
111,800	JPMorgan Chase & Co.	10,913,916
20,000	KeyCorp	295,600
9,950	M&T Bank Corp.	1,424,143
30,300	Popular, Inc.	1,430,766
73,650	Regions Financial Corp.	985,437
67,100	TCF Financial Corp.	1,307,779
70,150	Umpqua Holdings Corp.	1,115,385
		25,385,393

	Biotechnology — 4.4%
32,250	AbbVie, Inc.	2,973,127
21,700	Amgen, Inc.	4,224,339
13,000	Biogen, Inc.(a)	3,911,960
7,500	Gilead Sciences, Inc.	469,125
		11,578,551

	Capital Markets — 0.5%
20,550	LPL Financial Holdings, Inc.	1,255,194

	Chemicals — 2.3%
12,550	Celanese Corp.	1,129,123
27,550	CF Industries Holdings, Inc.	1,198,701
45,150	LyondellBasell Industries NV, Class A	3,754,674
		6,082,498

	Communications Equipment — 2.4%
143,350	Cisco Systems, Inc.	6,211,355

	Consumer Finance — 3.2%
39,450	Ally Financial, Inc.	893,937
3,800	American Express Co.	362,216
57,700	Capital One Financial Corp.	4,361,543
10,250	Discover Financial Services	604,545
101,500	Navient Corp.	894,215
72,250	Santander Consumer USA Holdings, Inc.	1,270,877
		8,387,333

	Diversified Telecommunication Services — 4.9%
134,950	AT&T, Inc.	3,851,473
162,850	Verizon Communications, Inc.	9,155,427
		13,006,900

	Electric Utilities — 6.1%
62,000	Duke Energy Corp.	5,350,600
16,750	Entergy Corp.	1,441,673
109,050	Exelon Corp.	4,918,155
11,000	FirstEnergy Corp.	413,050
138,450	PPL Corp.	3,922,289
		16,045,767

	Electrical Equipment — 1.6%
60,650	Eaton Corp. PLC	4,164,229

Shares		Fair Value
COMMON STOCKS — (continued)

	Equity Real Estate Investment Trusts (REITS) — 5.8%
22,900	EPR Properties	$1,466,287
48,350	Hospitality Properties Trust	1,154,598
2,900	Life Storage, Inc.	269,671
44,000	Omega Healthcare Investors, Inc.	1,546,600
21,750	Simon Property Group, Inc.	3,653,783
32,980	Spirit Realty Capital, Inc.	1,162,545
48,850	STORE Capital Corp.	1,382,943
168,400	VEREIT, Inc.	1,204,060
49,500	Welltower, Inc.	3,435,795
		15,276,282

	Food & Staples Retailing — 2.6%
86,350	Kroger Co. (The)	2,374,625
66,950	Walgreens Boots Alliance, Inc.	4,574,693
		6,949,318

	Food Products — 2.6%
100,650	Archer-Daniels-Midland Co.	4,123,631
28,600	TreeHouse Foods, Inc.(a)	1,450,306
24,700	Tyson Foods, Inc., Class A	1,318,980
		6,892,917

	Health Care Providers & Services — 7.4%
10,950	Anthem, Inc.	2,875,799
30,900	Centene Corp.(a)	3,562,770
21,650	Cigna Corp.	4,111,768
75,800	CVS Health Corp.	4,966,416
32,750	HCA Healthcare, Inc.	4,075,737
		19,592,490

	Hotels, Restaurants & Leisure — 1.0%
25,700	Starbucks Corp.	1,655,080
30,700	Wyndham Destinations, Inc.	1,100,288
		2,755,368

	Household Products — 0.8%
17,350	Church & Dwight Co., Inc.	1,140,936
19,100	Energizer Holdings, Inc.	862,365
		2,003,301

	Independent Power and Renewable Electricity Producers — 0.6%
105,200	AES Corp.	1,521,192

	Insurance — 4.4%
106,100	Aflac, Inc.	4,833,916
107,700	MetLife, Inc.	4,422,162
41,050	Progressive Corp. (The)	2,476,547
		11,732,625

	IT Services — 0.9%
400	DXC Technology Co.	21,268
62,150	First Data Corp., Class A(a)	1,050,957
56,450	Sabre Corp.	1,221,578
		2,293,803

	Machinery — 1.6%
32,950	Allison Transmission Holdings, Inc.	1,446,835
11,050	Cummins, Inc.	1,476,722
14,000	Ingersoll-Rand PLC	1,277,220
		4,200,777

Continued

0

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Media — 2.8%
23,650	AMC Networks, Inc., Class A(a)	$1,297,912
104,700	Comcast Corp., Class A	3,565,035
49,450	Discovery, Inc., Class A(a)	1,223,393
61,500	Discovery, Inc., Class C(a)	1,419,420
		7,505,760

	Metals & Mining — 0.4%
22,100	Nucor Corp.	1,145,001

	Mortgage Real Estate Investment Trusts (REITS) — 2.3%
130,450	Annaly Capital Management, Inc.	1,281,019
65,400	Chimera Investment Corp.	1,165,428
74,300	New Residential Investment Corp.	1,055,803
64,950	Starwood Property Trust, Inc.	1,280,165
90,050	Two Harbors Investment Corp.	1,156,242
		5,938,657

	Multiline Retail — 1.8%
14,300	Macy’s, Inc.	425,854
64,700	Target Corp.	4,276,023
		4,701,877

	Oil, Gas & Consumable Fuels — 8.4%
38,200	Chevron Corp.	4,155,778
88,300	ConocoPhillips	5,505,505
24,950	HollyFrontier Corp.	1,275,444
75,550	Marathon Petroleum Corp.	4,458,205
44,050	Murphy Oil Corp.	1,030,329
36,950	PBF Energy, Inc., Class A	1,207,157
52,300	Phillips 66	4,505,645
		22,138,063

	Paper & Forest Products — 0.4%
29,500	Domtar Corp.	1,036,335

	Personal Products — 0.5%
23,450	Herbalife Nutrition, Ltd.(a)	1,382,378

	Pharmaceuticals — 5.6%
68,450	Merck & Co., Inc.	5,230,265
218,150	Pfizer, Inc.	9,522,254
		14,752,519

	Road & Rail — 0.6%
11,350	Union Pacific Corp.	1,568,911

Shares		Fair Value
COMMON STOCKS — (continued)

	Semiconductors & Semiconductor Equipment — 4.6%
15,200	Broadcom, Inc.	$3,865,056
173,800	Intel Corp.	8,156,434
		12,021,490

	Software — 0.9%
17,600	VMware, Inc., Class A	2,413,488

	Specialty Retail — 0.7%
2,250	AutoZone, Inc.(a)	1,886,265

	Technology Hardware, Storage & Peripherals — 1.7%
219,650	HP, Inc.	4,494,039

	Textiles, Apparel & Luxury Goods — 0.5%
12,400	Ralph Lauren Corp.	1,282,904

	Trading Companies & Distributors — 0.5%
36,600	HD Supply Holdings, Inc.(a)	1,373,232

	Total Common Stocks (Cost $253,992,189)	258,026,079

MONEY MARKET FUND — 1.9%
5,169,514	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	5,169,514

	Total Money Market Fund (Cost $5,169,514)	5,169,514

Total Investments — 99.7% (Cost $259,161,703)		263,195,593
Net Other Assets (Liabilities) — 0.3%		681,752

NET ASSETS — 100.0%		$263,877,345

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.9%

	Auto Components — 3.4%
844,831	Gentex Corp.	$17,074,034

	Capital Markets — 10.5%
209,765	Affiliated Managers Group, Inc.	20,439,502
405,770	E*TRADE Financial Corp.	17,805,188
149,695	T. Rowe Price Group, Inc.	13,819,842
		52,064,532

	Chemicals — 5.3%
801,265	Axalta Coating Systems, Ltd.(a)	18,765,626
708,083	Rayonier Advanced Materials, Inc.	7,541,084
		26,306,710

	Commercial Services & Supplies — 1.0%
1,114,660	Civeo Corp.(a)	1,593,964
90,970	Stericycle, Inc.(a)	3,337,689
		4,931,653

	Construction & Engineering — 2.6%
94,430	Arcosa, Inc.	2,614,767
172,535	Jacobs Engineering Group, Inc.	10,086,396
		12,701,163

	Consumer Finance — 5.1%
1,537,869	SLM Corp.(a)	12,779,691
542,120	Synchrony Financial	12,718,135
		25,497,826

	Containers & Packaging — 3.8%
456,960	Crown Holdings, Inc.(a)	18,995,827

	Diversified Financial Services — 4.3%
1,232,834	Jefferies Financial Group, Inc.	21,401,998

	Diversified Telecommunication Services — 1.7%
546,955	CenturyLink, Inc.	8,286,368

	Electrical Equipment — 3.8%
419,505	Sensata Technologies Holding PLC(a)	18,810,604

	Electronic Equipment, Instruments & Components — 1.6%
592,850	Knowles Corp.(a)	7,890,833

	Health Care Equipment & Supplies — 3.5%
169,650	Zimmer Biomet Holdings, Inc.	17,596,098

	Health Care Providers & Services — 5.6%
119,125	Laboratory Corp. of America Holdings(a)	15,052,635
114,280	McKesson Corp.	12,624,512
		27,677,147

	Household Products — 2.4%
281,292	Spectrum Brands Holdings, Inc.	11,884,587

	Insurance — 7.8%
65,790	Enstar Group, Ltd.(a)	11,024,430
228,695	Lincoln National Corp.	11,734,340
15,235	Markel Corp.(a)	15,814,692
		38,573,462

Shares		Fair Value
COMMON STOCKS — (continued)

	Interactive Media & Services — 0.2%
824,500	DHI Group, Inc.(a)	$1,253,240

	Internet & Direct Marketing Retail — 3.1%
549,200	eBay, Inc.(a)	15,416,044

	IT Services — 5.6%
152,749	Fidelity National Information Services, Inc.	15,664,410
714,099	First Data Corp., Class A(a)	12,075,414
		27,739,824

	Machinery — 1.5%
370,496	Trinity Industries, Inc.	7,628,513

	Media — 6.7%
280,645	CBS Corp., Class B	12,269,799
922,990	News Corp., Class B	10,660,535
141,223	Omnicom Group, Inc.	10,343,173
		33,273,507

	Multiline Retail — 2.7%
125,920	Dollar General Corp.	13,609,434

	Oil, Gas & Consumable Fuels — 1.7%
2,474,865	Southwestern Energy Co.(a)	8,439,290

	Real Estate Management & Development — 5.7%
445,180	CBRE Group, Inc., Class A(a)	17,825,007
714,295	Realogy Holdings Corp.	10,485,851
		28,310,858

	Specialty Retail — 3.6%
287,230	CarMax, Inc.(a)	18,017,938

	Technology Hardware, Storage & Peripherals — 4.3%
921,765	NCR Corp.(a)	21,274,336

	Trading Companies & Distributors — 2.4%
395,242	Air Lease Corp.	11,940,261

	Total Common Stocks (Cost $496,892,465)	496,596,087

MONEY MARKET FUND — 0.2%

948,650	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	948,650

	Total Money Market Fund (Cost $948,650)	948,650

Total Investments — 100.1% (Cost $497,841,115)		497,544,737
Net Other Assets (Liabilities) — (0.1)%		(296,989)

NET ASSETS — 100.0%		$497,247,748

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.4%

	Aerospace & Defense — 0.4%
18,784	Aerojet Rocketdyne Holdings, Inc.(a)	$661,760

	Air Freight & Logistics — 0.5%
20,699	Atlas Air Worldwide Holdings, Inc.(a)	873,291

	Airlines — 0.7%
10,633	Alaska Air Group, Inc.	647,018
39,682	JetBlue Airways Corp.(a)	637,293
		1,284,311

	Banks — 15.2%
38,443	Associated Banc-Corp.	760,787
30,506	Bank OZK	696,452
22,712	BankUnited, Inc.	679,997
8,970	Banner Corp.	479,716
12,926	Berkshire Hills Bancorp, Inc.	348,614
47,219	Cadence BanCorp	792,335
36,986	Cathay General Bancorp	1,240,141
16,312	CIT Group, Inc.	624,260
22,581	Community Trust Bancorp, Inc.	894,433
36,981	Customers Bancorp, Inc.(a)	673,054
31,833	Enterprise Financial Services Corp.	1,197,876
28,097	Financial Institutions, Inc.	722,093
145,439	First BanCorp	1,250,775
27,513	First Bancorp	898,575
66,097	FNB Corp.	650,394
27,065	Franklin Financial Network, Inc.(a)	713,704
34,341	Great Western Bancorp, Inc.	1,073,156
36,748	Hancock Whitney Corp.	1,273,318
80,716	Hope Bancorp, Inc.	957,292
22,269	IBERIABANK Corp.	1,431,451
24,943	Independent Bank Corp.	524,302
31,515	Live Oak Bancshares, Inc.	466,737
69,276	OFG Bancorp	1,140,283
33,493	Peapack Gladstone Financial Corp.	843,354
20,915	Popular, Inc.	987,606
32,223	RBB Bancorp	566,158
27,780	Sandy Spring Bancorp, Inc.	870,625
6,199	Signature Bank	637,319
45,575	Simmons First National Corp., Class A	1,099,725
21,266	Synovus Financial Corp.	680,299
51,771	TCF Financial Corp.	1,009,017
8,514	TriState Capital Holdings, Inc.(a)	165,682
39,800	Umpqua Holdings Corp.	632,820
28,068	Zions Bancorp NA	1,143,490
		28,125,840

	Biotechnology — 0.4%
47,735	AMAG Pharmaceuticals, Inc.(a)	725,095

	Building Products — 0.7%
21,981	Apogee Enterprises, Inc.	656,133
25,333	Continental Building Products, Inc.(a)	644,725
		1,300,858

	Capital Markets — 1.1%
17,065	Blucora, Inc.(a)	454,612
29,424	Oppenheimer Holdings, Inc., Class A	751,783
12,179	Piper Jaffray Cos	801,865
		2,008,260

	Chemicals — 0.6%
29,296	Huntsman Corp.	565,120

Shares		Fair Value
COMMON STOCKS — (continued)

	Chemicals — (continued)
37,965	Rayonier Advanced Materials, Inc.	$404,327
4,737	Trinseo SA	216,860
		1,186,307

	Commercial Services & Supplies — 1.0%
101,409	ADT, Inc.	609,468
3,452	McGrath RentCorp.	177,709
65,955	Steelcase, Inc., Class A	978,113
		1,765,290

	Communications Equipment — 0.5%
13,373	InterDigital, Inc.	888,368

	Construction & Engineering — 0.4%
1	Arcosa, Inc.	28
24,272	Quanta Services, Inc.	730,587
		730,615

	Consumer Finance — 2.1%
58,517	Navient Corp.	515,535
24,777	Nelnet, Inc., Class A	1,296,828
25,589	OneMain Holdings, Inc.(a)	621,557
25,190	Regional Management Corp.(a)	605,820
51,028	Santander Consumer USA Holdings, Inc.	897,583
		3,937,323

	Containers & Packaging — 0.4%
12,216	Sonoco Products Co.	649,036

	Distributors — 0.4%
34,057	Core-Mark Holding Co., Inc.	791,825

	Diversified Consumer Services — 0.5%
36,732	K12, Inc.(a)	910,586

	Electric Utilities — 3.2%
19,621	IDACORP, Inc.	1,825,930
22,247	OGE Energy Corp.	871,860
15,185	Pinnacle West Capital Corp.	1,293,762
40,603	Portland General Electric Co.	1,861,648
		5,853,200

	Electrical Equipment — 1.7%
38,837	Atkore International Group, Inc.(a)	770,526
19,895	AZZ, Inc.	802,962
17,236	Generac Holdings, Inc.(a)	856,629
9,343	Regal Beloit Corp.	654,477
		3,084,594

	Electronic Equipment, Instruments & Components — 4.9%
33,359	AVX Corp.	508,725
26,308	Fabrinet(a)	1,349,863
20,455	Insight Enterprises, Inc.(a)	833,541
33,916	Jabil, Inc.	840,778
49,519	KEMET Corp.	868,563
24,230	PC Connection, Inc.	720,358
41,737	Sanmina Corp.(a)	1,004,192
23,788	ScanSource, Inc.(a)	817,831
15,986	Tech Data Corp.(a)	1,307,815
78,917	TTM Technologies, Inc.(a)	767,862
		9,019,528

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Energy Equipment & Services — 0.4%
39,940	Matrix Service Co.(a)	$716,524

	Equity Real Estate Investment Trusts (REITS) — 6.7%
50,454	Brixmor Property Group, Inc.	741,169
350,805	CBL & Associates Properties, Inc.	673,546
28,357	Chesapeake Lodging Trust	690,493
37,238	Columbia Property Trust, Inc.	720,555
18,446	Cousins Properties, Inc.	145,723
4,334	Getty Realty Corp.	127,463
29,618	Hospitality Properties Trust	707,278
38,682	Industrial Logistics Properties Trust	760,875
49,525	Kimco Realty Corp.	725,541
6,063	LTC Properties, Inc.	252,706
68,511	Medical Properties Trust, Inc.	1,101,657
30,467	Park Hotels & Resorts, Inc.	791,533
65,046	Piedmont Office Realty Trust, Inc., Class A	1,108,384
20,212	Rexford Industrial Realty, Inc.	595,648
73,988	Sabra Health Care REIT, Inc.	1,219,322
1,771	SL Green Realty Corp.	140,051
17,929	Spirit Realty Capital, Inc.	631,997
17,428	Terreno Realty Corp.	612,943
33,649	VICI Properties, Inc.	631,928
		12,378,812

	Food Products — 1.5%
20,992	Cal-Maine Foods, Inc.	887,962
7,361	John B Sanfilippo & Son, Inc.	409,713
8,501	Post Holdings, Inc.(a)	757,694
15,881	TreeHouse Foods, Inc.(a)	805,326
		2,860,695

	Gas Utilities — 0.4%
15,751	National Fuel Gas Co.	806,136

	Health Care Providers & Services — 2.2%
18,457	Encompass Health Corp.	1,138,797
8,815	Patterson Cos., Inc.	173,303
14,308	Premier, Inc., Class A(a)	534,404
93,358	RadNet, Inc.(a)	949,451
29,907	Tenet Healthcare Corp.(a)	512,606
39,867	Triple-S Management Corp., Class B(a)	693,287
		4,001,848

	Household Durables — 0.3%
43,636	Turtle Beach Corp.(a)	622,686

	Independent Power and Renewable Electricity Producers — 2.7%
87,889	AES Corp.	1,270,875
92,511	Clearway Energy, Inc., Class A	1,565,286
65,442	Clearway Energy, Inc., Class C	1,128,875
59,176	Pattern Energy Group, Inc., Class A	1,101,857
		5,066,893

	Insurance — 4.0%
58,428	American Equity Investment Life Holding Co.	1,632,478
22,618	Assured Guaranty, Ltd.	865,817
86,045	CNO Financial Group, Inc.	1,280,350
25,398	Employers Holdings, Inc.	1,065,954
77,455	Genworth Financial, Inc., Class A(a)	360,940
8,494	Reinsurance Group of America, Inc.	1,191,114

Shares		Fair Value
COMMON STOCKS — (continued)

	Insurance — (continued)
26,500	Universal Insurance Holdings, Inc.	$1,004,880
		7,401,533

	IT Services — 1.1%
92,220	Endurance International Group Holdings, Inc.(a)	613,263
33,840	Perficient, Inc.(a)	753,278
32,182	Sabre Corp.	696,418
		2,062,959

	Leisure Products — 0.8%
65,112	American Outdoor Brands Corp.(a)	837,340
60,120	Vista Outdoor, Inc.(a)	682,362
		1,519,702

	Machinery — 1.3%
19,062	Allison Transmission Holdings, Inc.	837,012
23,175	Global Brass & Copper Holdings, Inc.	582,851
1,563	Oshkosh Corp.	95,828
34,335	TriMas Corp.(a)	937,002
		2,452,693

	Marine — 0.8%
150,580	Costamare, Inc.	661,046
27,823	Matson, Inc.	890,892
		1,551,938

	Media — 1.4%
99,849	Gannett Co., Inc.	851,712
56,902	Gray Television, Inc.(a)	838,735
32,465	Sinclair Broadcast Group, Inc., Class A	855,128
		2,545,575

	Metals & Mining — 1.3%
18,611	Materion Corp.	837,309
32,938	Schnitzer Steel Industries, Inc., Class A	709,814
35,372	Warrior Met Coal, Inc.	852,819
		2,399,942

	Mortgage Real Estate Investment Trusts (REITS) — 6.6%
44,622	AGNC Investment Corp.	782,670
74,916	Arbor Realty Trust, Inc.	754,404
53,857	Ares Commercial Real Estate Corp.	702,295
45,909	ARMOUR Residential REIT, Inc.	941,136
48,136	Cherry Hill Mortgage Investment Corp.	844,305
45,236	Chimera Investment Corp.	806,106
35,822	Dynex Capital, Inc.	204,902
41,204	Great Ajax Corp.	496,508
68,582	Ladder Capital Corp.	1,060,964
102,913	MFA Financial, Inc.	687,459
87,665	New Residential Investment Corp.	1,245,720
158,351	New York Mortgage Trust, Inc.	932,687
54,635	PennyMac Mortgage Investment Trust	1,017,304
67,500	Redwood Trust, Inc.	1,017,225
48,036	Two Harbors Investment Corp.	616,782
		12,110,467

	Multi-Utilities — 1.3%
26,701	NorthWestern Corp.	1,587,107
14,984	Unitil Corp.	758,790
		2,345,897

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Oil, Gas & Consumable Fuels — 4.4%
13,987	Arch Coal, Inc., Class A	$1,160,781
19,898	CVR Energy, Inc.	686,083
283,899	Denbury Resources, Inc.(a)	485,467
23,156	HollyFrontier Corp.	1,183,735
27,573	Murphy Oil Corp.	644,932
25,812	PBF Energy, Inc., Class A	843,278
38,459	Renewable Energy Group, Inc.(a)	988,396
306,343	Southwestern Energy Co.(a)	1,044,630
148,334	W&T Offshore, Inc.(a)	611,136
17,124	Whiting Petroleum Corp.(a)	388,544
		8,036,982

	Paper & Forest Products — 2.2%
23,085	Domtar Corp.	810,976
55,193	Louisiana-Pacific Corp.	1,226,388
30,596	Schweitzer-Mauduit International, Inc.	766,430
54,123	Verso Corp., Class A(a)	1,212,355
		4,016,149

	Pharmaceuticals — 1.2%
115,997	Endo International PLC(a)	846,778
29,129	Innoviva, Inc.(a)	508,301
52,917	Mallinckrodt PLC(a)	836,089
		2,191,168

	Professional Services — 2.9%
12,222	Barrett Business Services, Inc.	699,710
19,587	FTI Consulting, Inc.(a)	1,305,278
30,384	Heidrick & Struggles International, Inc.	947,677
22,541	Kforce, Inc.	696,968
17,445	Korn/Ferry International	689,775
38,791	Navigant Consulting, Inc.	932,924
		5,272,332

	Road & Rail — 1.1%
28,482	ArcBest Corp.	975,793
8,896	Genesee & Wyoming, Inc., Class A(a)	658,482
26,771	Universal Logistics Holdings, Inc.	484,287
		2,118,562

	Semiconductors & Semiconductor Equipment — 2.9%
29,997	Cirrus Logic, Inc.(a)	995,300
35,164	Diodes, Inc.(a)	1,134,391
23,417	Nanometrics, Inc.(a)	639,987
48,276	ON Semiconductor Corp.(a)	797,037
101,127	Photronics, Inc.(a)	978,909
108,009	Rambus, Inc.(a)	828,429
		5,374,053

	Specialty Retail — 7.7%
59,358	Abercrombie & Fitch Co., Class A	1,190,128
38,667	American Eagle Outfitters, Inc.	747,433
117,328	Barnes & Noble, Inc.	831,856
30,796	Buckle, Inc. (The)	595,595
22,812	Dick’s Sporting Goods, Inc.	711,734
41,334	DSW, Inc., Class A	1,020,950
13,611	Foot Locker, Inc.	724,105
21,856	Genesco, Inc.(a)	968,221
374,154	Office Depot, Inc.	965,317
61,505	Rent-A-Center, Inc.(a)	995,766

Shares		Fair Value
COMMON STOCKS — (continued)

	Specialty Retail — (continued)
8,748	RH(a)	$1,048,185
55,844	Sally Beauty Holdings, Inc.(a)	952,140
28,140	Shoe Carnival, Inc.	942,971
34,156	Signet Jewelers, Ltd.	1,085,136
22,631	Urban Outfitters, Inc.(a)	751,349
12,539	Williams-Sonoma, Inc.	632,593
		14,163,479

	Technology Hardware, Storage & Peripherals — 0.3%
31,621	Xerox Corp.	624,831

	Textiles, Apparel & Luxury Goods — 2.1%
10,922	Deckers Outdoor Corp.(a)	1,397,470
77,567	Fossil Group, Inc.(a)	1,220,129
7,412	Ralph Lauren Corp.	766,846
64,018	Vera Bradley, Inc.(a)	548,634
		3,933,079

	Thrifts & Mortgage Finance — 5.8%
29,631	Essent Group, Ltd.(a)	1,012,788
36,980	Flagstar Bancorp, Inc.(a)	976,272
32,431	Merchants Bancorp	647,323
170,146	MGIC Investment Corp.(a)	1,779,727
61,826	Oritani Financial Corp.	911,934
40,350	PennyMac Financial Services, Inc.	857,841
91,304	Radian Group, Inc.	1,493,733
126,029	TrustCo Bank Corp.	864,559
67,435	United Financial Bancorp, Inc.	991,295
46,263	Washington Federal, Inc.	1,235,685
		10,771,157

	Transportation Infrastructure — 0.3%
17,565	Macquarie Infrastructure Corp.	642,176

	Total Common Stocks (Cost $194,290,730)	181,784,355

EXCHANGE TRADED FUND — 1.0%

17,247	iShares Russell 2000 Value ETF	1,854,742

	Total Exchange Traded Fund (Cost $1,862,454)	1,854,742

MONEY MARKET FUND — 0.4%

628,525	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	628,525

	Total Money Market Fund (Cost $628,525)	628,525

Total Investments — 99.8% (Cost $196,781,709)		184,267,622
Net Other Assets (Liabilities) — 0.2%		456,991

NET ASSETS — 100.0%		$184,724,613

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 100.0%

	Air Freight & Logistics — 2.2%
130,500	FedEx Corp.	$21,053,565

	Airlines — 3.1%
497,000	Alaska Air Group, Inc.	30,242,450

	Auto Components — 3.0%
454,500	Aptiv PLC	27,983,565
47,576	Delphi Technologies PLC	681,288
		28,664,853

	Biotechnology — 3.8%
580,000	Gilead Sciences, Inc.	36,279,000

	Chemicals — 3.6%
233,800	Ecolab, Inc.	34,450,430

	Communications Equipment — 6.0%
1,326,000	Cisco Systems, Inc.	57,455,580

	Consumer Finance — 3.8%
489,496	Capital One Financial Corp.	37,001,003

	Entertainment — 3.4%
710,000	Activision Blizzard, Inc.	33,064,700

	Equity Real Estate Investment Trusts (REITS) — 1.3%
192,000	Ryman Hospitality Properties, Inc.	12,804,480

	Food & Staples Retailing — 1.7%
240,500	Walgreens Boots Alliance, Inc.	16,433,365

	Health Care Equipment & Supplies — 7.0%
362,830	Danaher Corp.	37,415,030
735,000	Hologic, Inc.(a)	30,208,500
		67,623,530

	Health Care Providers & Services — 6.7%
303,000	HCA Healthcare, Inc.	37,708,350
110,000	UnitedHealth Group, Inc.	27,403,200
		65,111,550

	Health Care Technology — 3.9%
719,000	Cerner Corp.(a)	37,704,360

	Hotels, Restaurants & Leisure — 4.1%
938,000	Norwegian Cruise Line Holdings, Ltd.(a)	39,761,820

	Household Durables — 2.7%
659,000	Lennar Corp., Class A	25,799,850

	Interactive Media & Services — 6.2%
58,200	Alphabet, Inc., Class C(a)	60,272,502

Shares		Fair Value
COMMON STOCKS — (continued)

	IT Services — 3.5%
549,120	Akamai Technologies, Inc.(a)	$33,540,249

	Media — 11.4%
726,500	CBS Corp., Class B	31,762,580
1,352,000	Comcast Corp., Class A	46,035,600
1,421,500	Discovery, Inc., Class C(a)	32,808,220
		110,606,400

	Pharmaceuticals — 3.1%
576,000	Bristol-Myers Squibb Co.	29,940,480

	Professional Services — 3.9%
347,000	Verisk Analytics, Inc.(a)	37,836,880

	Real Estate Management & Development — 2.8%
673,000	CBRE Group, Inc., Class A(a)	26,946,920

	Semiconductors & Semiconductor Equipment — 3.6%
477,900	NXP Semiconductors NV	35,020,512

	Software — 9.2%
426,000	CDK Global, Inc.	20,396,880
246,200	Check Point Software Technologies, Ltd.(a)	25,272,430
149,500	Intuit, Inc.	29,429,075
80,000	Red Hat, Inc.(a)	14,051,200
		89,149,585

	Total Common Stocks (Cost $738,496,470)	966,764,064

MONEY MARKET FUND — 0.0%

955	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	955

	Total Money Market Fund (Cost $955)	955

Total Investments — 100.0% (Cost $738,497,425)		966,765,019
Net Other Assets (Liabilities) — 0.0%		296,145

NET ASSETS — 100.0%		$967,061,164

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.2%

	Air Freight & Logistics — 2.9%
447,000	United Parcel Service, Inc., Class B	$43,595,910

	Automobiles — 3.4%
1,528,000	General Motors Co.	51,111,600

	Banks — 2.5%
834,000	Wells Fargo & Co.	38,430,720

	Beverages — 3.8%
516,900	PepsiCo, Inc.	57,107,112

	Biotechnology — 4.0%
667,000	AbbVie, Inc.	61,490,730

	Capital Markets — 3.6%
826,000	Morgan Stanley	32,750,900
270,000	Nasdaq, Inc.	22,023,900
		54,774,800

	Consumer Finance — 4.0%
1,043,300	Discover Financial Services	61,533,834

	Diversified Telecommunication Services — 5.4%
499,698	AT&T, Inc.	14,261,381
1,212,000	Verizon Communications, Inc.	68,138,640
		82,400,021

	Equity Real Estate Investment Trusts (REITS) — 3.7%
519,000	Crown Castle International Corp.	56,378,970

	Health Care Equipment & Supplies — 8.6%
1,099,300	Abbott Laboratories	79,512,369
560,000	Medtronic PLC	50,937,600
		130,449,969

	Health Care Providers & Services — 5.2%
86,000	Anthem, Inc.	22,586,180
854,000	CVS Health Corp.	55,954,080
		78,540,260

	Hotels, Restaurants & Leisure — 6.3%
675,000	Carnival Corp.	33,277,500
960,000	Starbucks Corp.	61,824,000
		95,101,500

	Industrial Conglomerates — 3.3%
383,400	Honeywell International, Inc.	50,654,808

	Insurance — 1.9%
219,000	Chubb, Ltd.	28,290,420

Shares		Fair Value
COMMON STOCKS — (continued)

	IT Services — 3.8%
414,000	Accenture PLC, Class A	$58,378,140

	Media — 1.0%
210,453	Omnicom Group, Inc.	15,413,578

	Oil, Gas & Consumable Fuels — 8.8%
1,757,500	Enbridge, Inc.	54,623,100
595,000	Occidental Petroleum Corp.	36,521,100
489,587	Phillips 66	42,177,920
		133,322,120

	Pharmaceuticals — 8.7%
355,800	Johnson & Johnson	45,915,990
774,000	Merck & Co., Inc.	59,141,340
619,500	Pfizer, Inc.	27,041,175
		132,098,505

	Semiconductors & Semiconductor Equipment — 9.1%
702,500	Analog Devices, Inc.	60,295,575
1,083,500	Maxim Integrated Products, Inc.	55,095,975
391,500	QUALCOMM, Inc.	22,280,265
		137,671,815

	Software — 4.8%
712,500	Microsoft Corp.	72,368,625

	Specialty Retail — 3.4%
552,900	Lowe’s Cos., Inc.	51,065,844

	Total Common Stocks (Cost $1,135,553,870)	1,490,179,281

MONEY MARKET FUND — 1.1%

16,340,461	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	16,340,461

	Total Money Market Fund (Cost $16,340,461)	16,340,461

Total Investments — 99.3% (Cost $1,151,894,331)		1,506,519,742
Net Other Assets (Liabilities) — 0.7%		10,451,732

NET ASSETS — 100.0%		$1,516,971,474

(a)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.2%

	Australia — 8.7%
55,175	Australia & New Zealand Banking Group, Ltd.	$953,350
61,400	BlueScope Steel, Ltd.	473,647
22,875	Commonwealth Bank of Australia	1,166,800
9,275	Macquarie Group, Ltd.	710,427
181,625	Qantas Airways, Ltd.	740,943
180,525	Santos, Ltd.	696,217
227,825	South32, Ltd.	541,953
334,075	Telstra Corp., Ltd.	670,442
13,525	Washington H Soul Pattinson & Co., Ltd.	237,184
		6,190,963

	Austria — 0.9%
15,075	OMV AG	658,373

	Belgium — 1.1%
9,875	UCB SA	806,557

	Denmark — 1.0%
6,450	Carlsberg A/S, Class B	686,145

	Finland — 0.2%
7,225	Fortum OYJ	158,151

	France — 10.9%
28,725	ArcelorMittal	594,619
16,500	BNP Paribas SA	745,153
7,175	Capgemini SE	713,662
29,975	CNP Assurances	636,266
1,900	Eiffage SA	158,854
60,525	Engie SA	869,620
10,425	Faurecia	393,349
3,225	LVMH Moet Hennessy Louis Vuitton SE	944,203
34,375	Peugeot SA	733,144
9,725	Publicis Groupe SA	554,876
23,925	Societe Generale SA	758,532
50,425	Suez	667,257
		7,769,535

	Germany — 6.2%
2,175	Allianz SE	437,078
9,050	Covestro AG(b)	448,197
22,375	Deutsche Lufthansa AG	505,307
21,950	Deutsche Telekom AG	373,079
7,150	Henkel AG & Co. KGaA	703,724
4,650	HOCHTIEF AG	627,990
11,600	METRO AG	178,491
21,525	ProSiebenSat.1 Media SE	383,007
16,475	Vonovia SE	742,676
		4,399,549

	Hong Kong — 3.8%
16,825	CK Hutchison Holdings, Ltd.	161,490
461,275	HKT Trust & HKT, Ltd.	664,481
162,300	Kerry Properties, Ltd.	553,944
337,575	NWS Holdings, Ltd.	693,167
234,650	Wharf Holdings, Ltd. (The)	611,757
		2,684,839

	Israel — 0.2%
1,075	Check Point Software Technologies, Ltd.(a)	110,349

	Italy — 2.9%
46,275	Assicurazioni Generali SpA	773,440
46,225	Fiat Chrysler Automobiles NV(a)	666,490

Shares		Fair Value
COMMON STOCKS — (continued)

	Italy — (continued)
3,390	GEDI Gruppo Editoriale SpA(a)	$1,349
74,175	Mediobanca Banca di Credito Finanziario SpA	627,628
		2,068,907

	Japan — 26.2%
59,700	Astellas Pharma, Inc.	762,765
3,000	Central Japan Railway Co.	632,962
131,400	Daiwa Securities Group, Inc.	666,939
18,800	FUJIFILM Holdings Corp.	728,773
28,400	Hitachi, Ltd.	752,891
52,500	ITOCHU Corp.	891,596
141,700	JXTG Holdings, Inc.	735,923
43,000	Kajima Corp.	577,623
97,800	Marubeni Corp.	686,215
29,400	Medipal Holdings Corp.	628,989
95,100	Mitsubishi Chemical Holdings Corp.	718,477
33,700	Mitsubishi Corp.	923,938
53,900	Mitsui & Co., Ltd.	828,083
544,800	Mizuho Financial Group, Inc.	842,935
60,700	Nexon Co., Ltd.(a)	783,609
20,200	Nippon Telegraph & Telephone Corp.	824,146
36,000	NTT DOCOMO, Inc.	808,892
40,900	ORIX Corp.	597,628
74,000	Resona Holdings, Inc.	354,940
12,400	Shionogi & Co., Ltd.	707,736
11,600	Showa Denko KK	344,456
20,200	Sony Corp.	973,834
55,700	Sumitomo Corp.	790,314
23,600	Toyota Motor Corp.	1,366,124
23,100	Toyota Tsusho Corp.	678,735
		18,608,523

	Netherlands — 5.3%
132,400	Aegon NV	620,115
16,400	Coca-Cola European Partners PLC	751,940
8,400	Heineken NV	742,450
35,700	Koninklijke Ahold Delhaize NV	901,861
2,575	NXP Semiconductors NV	188,696
12,600	Randstad NV	577,710
		3,782,772

	Norway — 0.1%
4,525	DNB ASA	72,634

	Singapore — 1.4%
503,500	Genting Singapore, Ltd.	360,415
25,000	Jardine Cycle & Carriage, Ltd.	647,224
		1,007,639

	Spain — 4.6%
18,350	ACS Actividades de Construccion y Servicios SA	710,279
6,775	Enagas SA	183,142
33,750	Endesa SA	778,298
96,600	International Consolidated Airlines Group SA	765,822
52,016	Repsol SA	836,265
		3,273,806

	Sweden — 2.5%
76,125	Skandinaviska Enskilda Banken AB, Class A	740,003
29,875	Swedbank AB, Class A	667,741

Continued

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Sweden — (continued)
9,225	Swedish Match AB	$363,165
		1,770,909

	Switzerland — 6.7%
425	Adecco Group AG	19,976
9,700	Novartis AG	830,749
6,800	Roche Holding AG	1,688,160
825	Swiss Life Holding AG	318,425
8,175	Swiss Re AG	752,103
67,200	UBS Group AG	838,202
1,125	Zurich Insurance Group AG	335,350
		4,782,965

	United Kingdom — 15.5%
41,700	Anglo American PLC	932,440
103,700	Barratt Developments PLC	611,698
15,850	Berkeley Group Holdings PLC	702,997
43,150	BHP Group PLC	911,803
118,250	Centrica PLC	203,978
63,675	GlaxoSmithKline PLC	1,213,519
27,825	Imperial Brands PLC	844,537
193,300	J Sainsbury PLC	653,451
243,875	Legal & General Group PLC	718,546
208,725	Marks & Spencer Group PLC	654,645
11,625	Pearson PLC	139,266
6,800	Persimmon PLC	167,455
21,875	Rio Tinto PLC	1,047,647
50,175	SSE PLC	692,896
88,275	Tate & Lyle PLC	742,809
15,300	Unilever PLC	803,293
		11,040,980

	Total Common Stocks (Cost $72,659,637)	69,873,596

PREFERRED STOCKS — 0.6%

	Germany — 0.6%
51,825	Schaeffler AG	441,473

	Total Preferred Stocks (Cost $793,297)	441,473
RIGHTS — 0.1%

	Spain — 0.1%
52,016	Repsol SA, 01/14/2019(a)	23,839

	Total Rights (Cost $24,285)	23,839

Shares		Fair Value
MONEY MARKET FUND — 0.0%

	United States — 0.0%
417	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(c)	$417

	Total Money Market Fund (Cost $417)	417

Total Investments — 98.9% (Cost $73,477,636)		70,339,325
Net Other Assets (Liabilities) — 1.1%		813,177

NET ASSETS — 100.0%		$71,152,502

(a)	Represents non-income producing security.
(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

Industry	Percentage of net assets
Airlines	2.8%
Auto Components	1.2%
Automobiles	3.9%
Banks	9.7%
Beverages	3.1%
Capital Markets	3.1%
Chemicals	2.1%
Construction & Engineering	2.9%
Distributors	0.9%
Diversified Financial Services	0.8%
Diversified Telecommunication Services	3.6%
Electric Utilities	2.3%
Electronic Equipment, Instruments & Components	1.1%
Entertainment	1.1%
Food & Staples Retailing	2.4%
Food Products	1.0%
Health Care Providers & Services	0.9%
Hotels, Restaurants & Leisure	0.5%
Household Durables	3.5%
Household Products	1.0%
Industrial Conglomerates	1.2%
Insurance	6.5%
IT Services	1.0%
Media	1.5%
Metals & Mining	6.3%
Money Market Fund	0.0%
Multiline Retail	0.9%
Multi-Utilities	2.5%
Oil, Gas & Consumable Fuels	4.7%
Personal Products	1.1%
Pharmaceuticals	8.5%
Professional Services	0.8%
Real Estate Management & Development	2.7%
Road & Rail	0.9%
Semiconductors & Semiconductor Equipment	0.3%
Software	0.2%
Technology Hardware, Storage & Peripherals	1.0%
Textiles, Apparel & Luxury Goods	1.3%
Tobacco	1.7%
Trading Companies & Distributors	6.8%
Wireless Telecommunication Services	1.1%
98.9%

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital SMID Opportunities Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.6%

	Airlines — 3.3%
4,040	Alaska Air Group, Inc.	$245,834

	Auto Components — 3.5%
13,000	Gentex Corp.	262,730

	Banks — 7.0%
11,449	Towne Bank	274,204
4,985	Webster Financial Corp.	245,711
		519,915

	Commercial Services & Supplies — 4.0%
4,050	Waste Connections, Inc.	300,713

	Containers & Packaging — 6.0%
9,700	Ball Corp.	446,006

	Diversified Consumer Services — 3.2%
6,530	ServiceMaster Global Holdings, Inc.(a)	239,912

	Electronic Equipment, Instruments & Components — 3.8%
2,885	Rogers Corp.(a)	285,788

	Health Care Equipment & Supplies — 3.3%
960	Teleflex, Inc.	248,141

	Health Care Providers & Services — 12.4%
2,115	AmerisourceBergen Corp.	157,356
3,100	Centene Corp.(a)	357,430
3,520	Premier, Inc., Class A(a)	131,472
2,356	Universal Health Services, Inc., Class B	274,615
		920,873

	Hotels, Restaurants & Leisure — 8.5%
11,810	Aramark	342,136
6,781	Norwegian Cruise Line Holdings, Ltd.(a)	287,447
		629,583

	Household Durables — 2.9%
87	NVR, Inc.(a)	212,018

	IT Services — 19.4%
5,700	Amdocs, Ltd.	333,906
4,900	Fiserv, Inc.(a)	360,101
12,276	Genpact, Ltd.	331,329
4,000	Global Payments, Inc.	412,520
		1,437,856

Shares		Fair Value
COMMON STOCKS — (continued)

	Oil, Gas & Consumable Fuels — 2.6%
14,100	Centennial Resource Development, Inc., Class A(a)	$155,382
2,505	Newfield Exploration Co.(a)	36,723
		192,105

	Real Estate Management & Development — 3.6%
3,879	FirstService Corp.	265,634

	Road & Rail — 4.4%
3,400	Kansas City Southern	324,530

	Software — 5.4%
6,754	CDK Global, Inc.	323,381
950	LogMeIn, Inc.	77,491
		400,872

	Specialty Retail — 6.3%
4,920	CarMax, Inc.(a)	308,632
5,615	National Vision Holdings, Inc.(a)	158,175
		466,807

	Total Common Stocks (Cost $7,056,930)	7,399,317

MONEY MARKET FUND — 0.3%

24,684	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	24,684

	Total Money Market Fund (Cost $24,684)	24,684

Total Investments — 99.9% (Cost $7,081,614)		7,424,001
Net Other Assets (Liabilities) — 0.1%		7,444

NET ASSETS — 100.0%		$7,431,445

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Mid Cap Value Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.9%

	Auto Components — 1.4%
16,540	Magna International, Inc.	$751,743

	Banks — 8.2%
21,700	East West Bancorp, Inc.	944,601
10,100	First Republic Bank/CA	877,690
81,700	Huntington Bancshares, Inc.	973,864
56,100	KeyCorp	829,158
12,100	Wintrust Financial Corp.	804,529
		4,429,842

	Capital Markets — 1.4%
7,200	Ameriprise Financial, Inc.	751,464

	Chemicals — 1.7%
13,900	Westlake Chemical Corp.	919,763

	Construction & Engineering — 1.8%
23,800	MasTec, Inc.(a)	965,328

	Containers & Packaging — 5.0%
14,700	Avery Dennison Corp.	1,320,501
29,100	Berry Global Group, Inc.(a)	1,383,123
		2,703,624

	Electronic Equipment, Instruments & Components — 3.6%
10,500	Arrow Electronics, Inc.(a)	723,975
14,900	CDW Corp.	1,207,645
		1,931,620

	Entertainment — 1.5%
17,500	Activision Blizzard, Inc.	814,975

	Equity Real Estate Investment Trusts (REITS) — 13.0%
17,200	CyrusOne, Inc.	909,536
8,100	Digital Realty Trust, Inc.	863,055
13,900	EastGroup Properties, Inc.	1,275,047
21,500	Highwoods Properties, Inc.	831,835
30,000	Hudson Pacific Properties, Inc.	871,800
14,900	Mid-America Apartment Communities, Inc.	1,425,930
12,200	Ryman Hospitality Properties, Inc.	813,618
		6,990,821

	Food & Staples Retailing — 4.8%
6,900	Casey’s General Stores, Inc.	884,166
26,600	Performance Food Group Co.(a)	858,382
26,500	U.S. Foods Holding Corp.(a)	838,460
		2,581,008

	Food Products — 4.0%
6,200	Ingredion, Inc.	566,680
21,300	Lamb Weston Holdings, Inc.	1,566,828
		2,133,508

	Gas Utilities — 6.0%
25,000	Southwest Gas Holdings, Inc.	1,912,500
24,900	UGI Corp.	1,328,415
		3,240,915

	Health Care Equipment & Supplies — 3.4%
3,400	Becton Dickinson & Co.	766,088
10,400	Zimmer Biomet Holdings, Inc.	1,078,688
		1,844,776

Shares		Fair Value
COMMON STOCKS — (continued)

	Hotels, Restaurants & Leisure — 1.5%
8,500	Royal Caribbean Cruises, Ltd.	$831,215

	Household Durables — 1.7%
35,700	PulteGroup, Inc.	927,843

	Industrial Conglomerates — 1.4%
7,400	Carlisle Cos., Inc.	743,848

	Insurance — 7.7%
12,300	American Financial Group, Inc.	1,113,519
22,300	First American Financial Corp.	995,472
10,500	Hanover Insurance Group, Inc. (The)	1,226,085
10,700	Torchmark Corp.	797,471
		4,132,547

	IT Services — 4.6%
6,800	CACI International, Inc., Class A(a)	979,404
20,400	Fiserv, Inc.(a)	1,499,196
		2,478,600

	Life Sciences Tools & Services — 7.8%
12,500	ICON Plc(a)	1,615,125
12,300	Medpace Holdings, Inc.(a)	651,039
14,300	PerkinElmer, Inc.	1,123,265
3,500	Thermo Fisher Scientific, Inc.	783,265
		4,172,694

	Machinery — 1.6%
14,300	Oshkosh Corp.	876,733

	Oil, Gas & Consumable Fuels — 6.9%
46,700	Cabot Oil & Gas Corp.	1,043,745
90,800	Callon Petroleum Co.(a)	589,292
29,400	Devon Energy Corp.	662,676
16,300	Phillips 66	1,404,245
		3,699,958

	Semiconductors & Semiconductor Equipment — 1.2%
9,400	Skyworks Solutions, Inc.	629,988

	Software — 1.6%
10,200	PTC, Inc.(a)	845,580

	Trading Companies & Distributors — 4.1%
35,300	HD Supply Holdings, Inc.(a)	1,324,456
8,600	United Rentals, Inc.(a)	881,758
		2,206,214

	Total Common Stocks (Cost $38,266,190)	51,604,607

Continued

Sterling Capital Stratton Mid Cap Value Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 4.1%

2,201,299	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	$2,201,299

	Total Money Market Fund (Cost $2,201,299)	2,201,299

Total Investments — 100.0% (Cost $40,467,489)		53,805,906
Net Other Assets (Liabilities) — 0.0%		18,387

NET ASSETS — 100.0%		$53,824,293

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Real Estate Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.0%

	Diversified — 2.6%
53,000	Liberty Property Trust	$2,219,640

	Health Care — 11.1%
62,500	Healthcare Trust of America, Inc., Class A	1,581,875
132,000	Medical Properties Trust, Inc.	2,122,560
53,000	Ventas, Inc.	3,105,270
37,000	Welltower, Inc.	2,568,170
		9,377,875

	Hotel & Resort — 7.0%
50,000	Chesapeake Lodging Trust	1,217,500
115,000	DiamondRock Hospitality Co.	1,044,200
8,500	Marriott International, Inc., Class A	922,760
40,000	MGM Growth Properties, LLC, Class A	1,056,400
25,000	Ryman Hospitality Properties, Inc.	1,667,250
		5,908,110

	Industrial — 5.7%
53,000	Americold Realty Trust	1,353,620
16,300	EastGroup Properties, Inc.	1,495,200
68,000	First Industrial Realty Trust, Inc.	1,962,480
		4,811,300

	Office — 8.7%
20,000	Alexandria Real Estate Equities, Inc.	2,304,800
37,000	Highwoods Properties, Inc.	1,431,530
70,000	Hudson Pacific Properties, Inc.	2,034,200
19,600	SL Green Realty Corp.	1,549,968
		7,320,498

	Residential — 18.2%
40,000	American Campus Communities, Inc.	1,655,600
85,000	American Homes 4 Rent, Class A	1,687,250
45,800	Apartment Investment & Management Co., Class A	2,009,704
19,400	Equity LifeStyle Properties, Inc.	1,884,322
12,500	Essex Property Trust, Inc.	3,065,125
22,000	Mid-America Apartment Communities, Inc.	2,105,400
73,000	UDR, Inc.	2,892,260
		15,299,661

	Retail — 18.0%
49,500	Acadia Realty Trust	1,176,120

Shares		Fair Value
COMMON STOCKS — (continued)

	Retail — (continued)
85,000	Essential Properties Realty Trust, Inc.	$1,176,400
17,700	Federal Realty Investment Trust	2,089,308
43,000	National Retail Properties, Inc.	2,085,930
77,000	Retail Opportunity Investments Corp.	1,222,760
133,000	Retail Properties of America, Inc.	1,443,050
35,557	Simon Property Group, Inc.	5,973,220
		15,166,788

	Specialized — 26.7%
46,700	Crown Castle International Corp.	5,073,021
68,000	CubeSmart	1,950,920
30,000	CyrusOne, Inc.	1,586,400
30,000	Digital Realty Trust, Inc.	3,196,500
26,000	EPR Properties	1,664,780
9,700	Equinix, Inc.	3,419,832
18,000	Life Storage, Inc.	1,673,820
30,000	PotlatchDeltic Corp.	949,200
13,500	SBA Communications Corp.(a)	2,185,515
50,000	Uniti Group, Inc.	778,500
		22,478,488

	Total Common Stocks (Cost $57,957,232)	82,582,360

MONEY MARKET FUND — 1.2%

996,877	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	996,877

	Total Money Market Fund (Cost $996,877)	996,877

Total Investments — 99.2% (Cost $58,954,109)		83,579,237
Net Other Assets (Liabilities) — 0.8%		699,393

NET ASSETS — 100.0%		$84,278,630

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Small Cap Value Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.6%

	Aerospace & Defense — 2.9%
362,625	Moog, Inc., Class A	$28,096,185

	Airlines — 2.3%
1,347,300	JetBlue Airways Corp.(a)	21,637,638

	Banks — 20.0%
437,840	Chemical Financial Corp.	16,029,322
389,550	Community Bank System, Inc.	22,710,765
854,650	First Midwest Bancorp, Inc.	16,930,617
492,130	Glacier Bancorp, Inc.	19,498,191
263,250	IBERIABANK Corp.	16,921,710
167,200	Signature Bank	17,189,832
57,500	SVB Financial Group(a)	10,920,400
905,691	Umpqua Holdings Corp.	14,400,487
398,250	United Bankshares, Inc.	12,389,558
446,000	Webster Financial Corp.	21,983,340
328,300	Wintrust Financial Corp.	21,828,667
		190,802,889

	Capital Markets — 1.1%
105,700	Affiliated Managers Group, Inc.	10,299,408

	Chemicals — 3.1%
415,298	AdvanSix, Inc.(a)	10,108,353
682,947	PolyOne Corp.	19,532,284
		29,640,637

	Communications Equipment — 1.2%
500,000	NetScout Systems, Inc.(a)	11,815,000

	Construction & Engineering — 2.8%
659,550	MasTec, Inc.(a)	26,751,348

	Electric Utilities — 5.3%
478,131	El Paso Electric Co.	23,968,707
577,150	Portland General Electric Co.	26,462,327
		50,431,034

	Electrical Equipment — 2.9%
352,450	EnerSys	27,353,645

	Electronic Equipment, Instruments & Components — 3.4%
300,100	Anixter International, Inc.(a)	16,298,431
380,808	Belden, Inc.	15,906,350
		32,204,781

	Entertainment — 1.1%
100,410	Take-Two Interactive Software, Inc.(a)	10,336,205

	Equity Real Estate Investment Trusts (REITS) — 14.1%
495,200	American Campus Communities, Inc.	20,496,328
760,813	First Industrial Realty Trust, Inc.	21,957,063
472,064	Highwoods Properties, Inc.	18,264,156
1,181,600	Medical Properties Trust, Inc.	19,000,128
1,215,000	Retail Properties of America, Inc.	13,182,750
418,800	Ryman Hospitality Properties, Inc.	27,929,772
173,300	SL Green Realty Corp.	13,704,564
		134,534,761

	Food & Staples Retailing — 5.2%
202,800	Casey’s General Stores, Inc.	25,986,792
720,000	Performance Food Group Co.(a)	23,234,400
		49,221,192

Shares		Fair Value
COMMON STOCKS — (continued)

	Food Products — 1.5%
275,000	TreeHouse Foods, Inc.(a)	$13,945,250

	Gas Utilities — 2.7%
338,260	Southwest Gas Holdings, Inc.	25,876,890

	Health Care Equipment & Supplies — 2.8%
271,673	West Pharmaceutical Services, Inc.	26,632,104

	Health Care Providers & Services — 2.8%
446,788	BioTelemetry, Inc.(a)	26,682,179

	Insurance — 5.4%
216,400	Hanover Insurance Group, Inc. (The)	25,269,028
439,550	Selective Insurance Group, Inc.	26,786,177
		52,055,205

	IT Services — 2.9%
189,700	CACI International, Inc., Class A(a)	27,322,491

	Machinery — 5.0%
347,500	Crane Co.	25,082,550
373,700	Oshkosh Corp.	22,911,547
		47,994,097

	Oil, Gas & Consumable Fuels — 2.3%
1,915,500	Callon Petroleum Co.(a)	12,431,595
817,400	Carrizo Oil & Gas, Inc.(a)	9,228,446
		21,660,041

	Semiconductors & Semiconductor Equipment — 3.1%
990,707	ON Semiconductor Corp.(a)	16,356,573
216,844	Qorvo, Inc.(a)	13,168,936
		29,525,509

	Software — 1.9%
219,830	PTC, Inc.(a)	18,223,907

	Thrifts & Mortgage Finance — 1.3%
761,521	Northwest Bancshares, Inc.	12,900,166

	Trading Companies & Distributors — 1.5%
141,941	United Rentals, Inc.(a)	14,553,211

	Total Common Stocks (Cost $546,991,975)	940,495,773

MONEY MARKET FUND — 0.6%

6,020,436	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	6,020,436

	Total Money Market Fund (Cost $6,020,436)	6,020,436

Total Investments — 99.2% (Cost $553,012,411)		946,516,209
Net Other Assets (Liabilities) — 0.8%		7,993,828

NET ASSETS — 100.0%		$954,510,037

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 23.6%

$ 250,000	Ally Auto Receivables Trust, Series 2016-2, Class A4, 1.600%, 1/15/21	$248,329
135,000	Ally Auto Receivables Trust, Series 2016-2, Class B, 2.150%, 4/15/21	134,269
500,000	Ally Auto Receivables Trust, Series 2017-2, Class A4, 2.100%, 3/15/22	492,793
588,379	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/8/21	587,805
170,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	167,842
181,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/23	178,705
450,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-1A, Class A, 2.460%, 7/20/20(a)	448,681
515,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(a)	510,101
122,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/21(a)	120,930
355,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(a)	349,998
600,000	CarMax Auto Owner Trust, Series 2015-1, Class B, 2.170%, 10/15/20	598,358
285,000	CarMax Auto Owner Trust, Series 2015-3, Class B, 2.280%, 4/15/21	283,394
425,296	Chesapeake Funding II, LLC, Series 2017-3A, Class A1, 1.910%, 8/15/29(a)	419,812
507,880	Chesapeake Funding II, LLC, Series 2017-4A, Class A1, 2.120%, 11/15/29(a)	502,384
57,853	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.127%, 6/25/37	58,652
139,325	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.931%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(b)	139,633
352,517	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 2.796%, (LIBOR USD 1-Month plus 0.29%), 6/25/36(b)	350,356
5,164	Enterprise Fleet Financing, LLC, Series 2016-1, Class A2, 1.830%, 9/20/21(a)	5,162
800,000	Enterprise Fleet Financing, LLC, Series 2016-1, Class A3, 2.080%, 9/20/21(a)	797,452
370,000	Fifth Third Auto Trust 2017-1, Series 2017-1, Class A3, 1.800%, 2/15/22	365,975
695,000	Ford Credit Auto Owner Trust, Series 2014-C, Class C, 2.160%, 8/15/20	694,337
265,000	Ford Credit Auto Owner Trust, Series 2016-A, Class A4, 1.600%, 6/15/21	262,562
600,000	Ford Credit Auto Owner Trust/Ford Credit 2014-REV1, Series 2014-1, Class A, 2.260%, 11/15/25(a)	598,155
1,125,000	Hertz Vehicle Financing II L.P., Series 2016-3A, Class A, 2.270%, 7/25/20(a)	1,118,597
68,531	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 2.936%, (LIBOR USD 1-Month plus 0.43%), 12/25/35(b)	68,507
300,000	New Century Home Equity Loan Trust, Series 2005-3, Class M3, 3.271%, (LIBOR USD 1-Month plus 0.77%), 7/25/35(b)	299,908
36,377	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/21	36,336
26,936	Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.570%, 4/15/21	26,929

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$215,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class A3, 2.750%, 9/15/21	$214,453
167,630	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 2.656%, (LIBOR USD 1-Month plus 0.15%), 9/25/36(b)	166,714
104,462	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 3.356%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	104,931
340,000	Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.520%, 8/16/21	336,134
165,119	Wheels SPV 2, LLC, Series 2017-1A, Class A2, 1.880%, 4/20/26(a)	163,824
125,000	World Omni Auto Receivables Trust, Series 2015-B, Class B, 2.150%, 8/15/22	123,948

	Total Asset Backed Securities (Cost $10,977,238)	10,975,966

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%

149,605	Fannie Mae, Series 2011-141, Class EA, 1.750%, 7/25/21	148,666
133,891	Fannie Mae, Series 2011-55, Class AC, 3.000%, 7/25/25	133,618
66,414	Freddie Mac, Series -3805, Class EK, 4.000%, 6/15/40	66,873
245,460	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(a)(c)	248,953
142,460	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	141,883

	Total Collateralized Mortgage Obligations (Cost $740,969)	739,993

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%

350,000	COMM 2013-CCRE11 Mortgage Trust, Series 2013-CR11, Class A2, 3.047%, 8/10/50	349,695
399,970	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(a)	411,218
47,562	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	47,427
7,059	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(a)	7,089

	Total Commercial Mortgage-Backed Securities (Cost $828,355)	815,429

CORPORATE BONDS — 46.7%

	Aerospace & Defense — 1.2%
350,000	General Dynamics Corp., 2.908%, (LIBOR USD 3-Month plus 0.29%), 5/11/20(b)	349,535
215,000	Spirit AeroSystems, Inc., 3.588%, (LIBOR USD 3-Month plus 0.8%), 6/15/21(b)	213,365
		562,900

	Automobiles — 2.4%
200,000	Ford Motor Credit Co., LLC, 1.897%, 8/12/19	198,032
400,000	General Motors Financial Co., Inc., 3.100%, 1/15/19	399,984
250,000	Hyundai Capital America, 3.744%, (LIBOR USD 3-Month plus 0.94%), 7/8/21(a)(b)	249,270

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Automobiles — (continued)
$250,000	Nissan Motor Acceptance Corp., 3.308%, (LIBOR USD 3-Month plus 0.52%), 3/15/21(a)(b)	$246,171
		1,093,457

	Banks — 9.1%
300,000	Associated Banc-Corp., 2.750%, 11/15/19	298,576
250,000	Bank of Montreal, MTN, 3.376%, (LIBOR USD 3-Month plus 0.60%), 12/12/19(b)	250,573
277,000	Bank of Nova Scotia (The), BKNT, 2.909%, (LIBOR USD 3-Month plus 0.44%), 4/20/21(b)	275,451
300,000	Barclays Bank PLC, GMTN, 3.139%, (LIBOR USD 3-Month plus 0.55%), 8/7/19(b)	299,924
250,000	Canadian Imperial Bank of Commerce, 2.874%, (LIBOR USD 3-Month plus 0.32%), 2/2/21(b)	247,439
400,000	Capital One NA, BKNT, 2.350%, 1/31/20	394,884
380,000	Citizens Bank NA / Providence RI, BKNT, 2.200%, 5/26/20	374,555
250,000	Compass Bank, BKNT, 2.750%, 9/29/19	248,687
250,000	Credit Agricole SA/London, 2.500%, 4/15/19(a)	249,612
250,000	DBS Group Holdings, Ltd., 3.257%, (LIBOR USD 3-Month plus 0.49%), 6/8/20(a)(b)	249,840
250,000	DNB Bank ASA, 3.167%, (LIBOR USD 3-Month plus 0.37%), 10/2/20(a)(b)	248,391
250,000	Sumitomo Mitsui Banking Corp., 2.799%, (LIBOR USD 3-Month plus 0.35%), 1/17/20(b)	249,780
300,000	Svenska Handelsbanken AB, 3.127%, (LIBOR USD 3-Month plus 0.36%), 9/8/20(b)	299,791
250,000	Swedbank AB, 2.375%, 2/27/19(a)	249,766
300,000	Toronto-Dominion Bank (The), 3.051%, (LIBOR USD 3-Month plus 0.28%), 6/11/20(b)	299,375
		4,236,644

	Beverages — 0.4%
200,000	Constellation Brands, Inc., 3.209%, (LIBOR USD 3-Month plus 0.7%), 11/15/21(b)	197,604

	Biotechnology — 0.9%
200,000	Allergan Funding SCS, 3.000%, 3/12/20	199,266
220,000	Amgen, Inc., 3.253%, (LIBOR USD 3-Month plus 0.6%), 5/22/19(b)	220,127
		419,393

	Capital Goods — 0.5%
250,000	Caterpillar Financial Services Corp., MTN, 3.018%, (LIBOR USD 3-Month plus 0.23%), 3/15/21(b)	248,311

	Chemicals — 2.5%
200,000	DowDuPont, Inc., 3.417%, (LIBOR USD 3-Month plus 0.71%), 11/15/20(b)	199,893
275,000	EI du Pont de Nemours & Co., 2.200%, 5/1/20	273,070
381,000	INVISTA Finance, LLC, 4.250%, 10/15/19(a)	378,178
300,000	Sherwin-Williams Co. (The), 2.250%, 5/15/20	295,364
		1,146,505

	Communications Equipment — 2.8%
375,000	CenturyLink, Inc., Series Q, 6.150%, 9/15/19	379,792

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Communications Equipment — (continued)
$200,000	CommScope, Inc., 5.000%, 6/15/21(a)	$198,000
300,000	Sprint Capital Corp., 6.900%, 5/1/19	301,500
400,000	Verizon Communications, Inc., 3.203%, (LIBOR USD 3-Month plus 0.55%), 5/22/20(b)	399,127
		1,278,419

	Construction Materials — 0.5%
240,000	Vulcan Materials Co., 3.388%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(b)	238,198

	Diversified Financial Services — 2.1%
200,000	Ally Financial, Inc., 3.750%, 11/18/19	199,250
200,000	Export-Import Bank of Korea, 2.375%, 8/12/19	199,247
400,000	Goldman Sachs Group, Inc. (The), 2.550%, 10/23/19	397,478
175,000	TD Ameritrade Holding Corp., 2.971%, (LIBOR USD 3-Month plus 0.43%), 11/1/21(b)	172,532
		968,507

	Diversified Telecommunication Services — 1.3%
100,000	AT&T, Inc., 3.441%, (LIBOR USD 3-Month plus 0.67%), 3/11/19(b)	100,031
327,000	Hughes Satellite Systems Corp., 6.500%, 6/15/19	329,861
171,875	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(a)	169,727
		599,619

	Electric Utilities — 1.9%
300,000	Dominion Energy, Inc., 2.579%, 7/1/20	295,305
100,000	Duke Energy Florida, LLC, 2.100%, 12/15/19	99,191
215,000	Mississippi Power Co., 3.472%, (LIBOR USD 3-Month plus 0.65%), 3/27/20(b)	214,636
250,000	Pennsylvania Electric Co., 5.200%, 4/1/20	256,253
		865,385

	Electrical Equipment — 0.4%
200,000	Textron, Inc., 3.168%, (LIBOR USD 3-Month plus 0.55%), 11/10/20(b)	198,278

	Energy — 0.6%
288,000	Williams Partners L.P., 5.250%, 3/15/20	293,726

	Energy Equipment & Services — 1.5%
159,615	Cenovus Energy, Inc., 5.700%, 10/15/19	162,473
250,000	Enable Midstream Partners LP, 2.400%, 5/15/19	248,583
100,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	99,375
200,000	Kinder Morgan, Inc./DE, 3.050%, 12/1/19	198,847
		709,278

	Equity Real Estate Investment Trusts (REITS) — 4.2%
205,000	Alexandria Real Estate Equities, Inc., REIT, 2.750%, 1/15/20	203,398
300,000	American Tower Corp., 3.400%, 2/15/19	300,170
300,000	iStar, Inc., 4.625%, 9/15/20	292,500
250,000	Realogy Group, LLC / Realogy Co-Issuer Corp., 4.500%, 4/15/19(a)	249,063
250,000	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/5/19(a)	247,593

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Equity Real Estate Investment Trusts (REITS) — (continued)
$300,000	SL Green Operating Partnership L.P., 3.609%, (LIBOR USD 3-Month plus 0.98%), 8/16/21(b)	$298,719
360,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 2.700%, 9/17/19(a)	358,406
		1,949,849

	Food & Staples Retailing — 1.1%
310,000	CVS Health Corp., 3.487%, (LIBOR USD 3-Month plus 0.72%), 3/9/21(b)	307,501
225,000	Dollar Tree, Inc., 3.149%, (LIBOR USD 3-Month plus 0.7%), 4/17/20(b)	223,565
		531,066

	Health Care Providers & Services — 2.0%
200,000	Becton Dickinson and Co., 3.678%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(b)	197,990
180,000	Centene Corp., 5.625%, 2/15/21	180,450
250,000	Tenet Healthcare Corp., 5.500%, 3/1/19	250,250
325,000	UnitedHealth Group, Inc., 3.048%, (LIBOR USD 3-Month plus 0.26%), 6/15/21(b)	322,421
		951,111

	Household Durables — 1.1%
260,000	DR Horton, Inc., 3.750%, 3/1/19.	259,979
250,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	248,125
		508,104

	Insurance — 2.3%
158,000	Assurant, Inc., 4.072%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(b)	157,944
250,000	AXIS Specialty Finance PLC, 2.650%, 4/1/19	249,490
100,000	AXIS Specialty Finance, LLC, 5.875%, 6/1/20	102,881
200,000	Jackson National Life Global Funding, 2.736%, (LIBOR USD 3-Month plus 0.3%), 10/15/20(a)(b)	198,047
150,000	Protective Life Global Funding, 3.333%, (LIBOR USD 3-Month plus 0.52%), 6/28/21(a)(b)	148,817
200,000	Prudential Financial, Inc., MTN, 5.375%, 6/21/20	206,092
		1,063,271

	Machinery — 0.1%
35,000	Fortive Corp., 1.800%, 6/15/19	34,582

	Materials — 0.5%
250,000	Glencore Funding, LLC, 3.125%, 4/29/19(a)	248,711

	Media — 0.4%
200,000	Discovery Communications, LLC, 2.200%, 9/20/19	197,908

	Metals & Mining — 0.8%
396,000	Freeport-McMoRan, Inc., 3.100%, 3/15/20	387,090

	Multi-Utilities — 0.8%
85,000	Public Service Electric & Gas Co., 1.800%, 6/1/19	84,507
300,000	Sempra Energy, 2.686%, (LIBOR USD 3-Month plus 0.25%), 7/15/19(b)	299,116
		383,623

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Oil, Gas & Consumable Fuels — 1.1%
$250,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.500%, 10/15/19	$252,108
250,000	Phillips 66, 3.186%, (LIBOR USD 3-Month plus 0.75%), 4/15/20(a)(b)	250,043
		502,151

	Pharmaceuticals — 0.5%
250,000	Takeda Pharmaceutical Co., Ltd., 3.800%, 11/26/20(a)	251,508

	Road & Rail — 0.7%
300,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	299,655

	Software — 1.1%
250,000	Dell International, LLC / EMC Corp., 3.480%, 6/1/19(a)	249,261
250,000	DXC Technology Co., 2.875%, 3/27/20	247,840
		497,101

	Specialty Retail — 0.6%
300,000	ERAC USA Finance, LLC, 2.350%, 10/15/19(a)	297,971

	Technology Hardware, Storage & Peripherals — 0.6%
255,000	Harris Corp., 2.700%, 4/27/20	252,828

	Tobacco — 0.3%
150,000	BAT Capital Corp., 2.297%, 8/14/20	146,496

	Utilities — 0.4%
200,000	Korea Hydro & Nuclear Power Co., Ltd., 2.375%, 10/28/19(a)	198,845

	Total Corporate Bonds (Cost $21,868,786)	21,758,094

MUNICIPAL BONDS — 0.5%

	Illinois — 0.5%
240,000	State Of Illinois, Public Improvements, G.O., Series A, 5.000%, 5/1/19	241,997

	Total Municipal Bonds (Cost $241,598)	241,997

Shares
MONEY MARKET FUND — 45.3%

21,083,993	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(d)	21,083,993

	Total Money Market Fund (Cost $21,083,993)	21,083,993

Total Investments — 119.4% (Cost $55,740,939)		55,615,472
Net Other Assets (Liabilities) — (19.4)%		(9,023,893)

NET ASSETS — 100.0%		$46,591,579

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2018. The maturity date reflected is the final maturity date.

(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2018. The maturity date reflected is the final maturity date.

(d)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 16.0%

$ 266,736	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/8/21	$266,264
275,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/8/21	274,285
825,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.210%, 5/10/21	822,520
965,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	953,456
1,060,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	1,046,543
110,741	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R6, Class M1, 4.606%, (LIBOR USD 1-Month plus 2.10%), 7/25/34(a)	110,953
800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	796,327
800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(b)	792,390
850,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-2A, Class A, 2.630%, 12/20/21(b)	840,491
650,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	648,901
250,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	249,220
750,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	742,391
900,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class C, 2.350%, 9/20/21	892,410
795,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(b)	783,799
140,010	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.560%, 11/16/20	139,494
606,554	Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.390%, 5/17/21	601,188
1,250,000	CarMax Auto Owner Trust, Series 2016-2, Class A4, 1.680%, 9/15/21	1,230,629
300,000	CarMax Auto Owner Trust, Series 2017-3, Class B, 2.440%, 2/15/23	296,385
369,208	Chesapeake Funding II, LLC, Series 2017-2A, Class A1, 1.990%, 5/15/29(b)	365,338
679,197	Chesapeake Funding II, LLC, Series 2018-1A, Class A1, 3.040%, 4/15/30(b)	678,725
450,000	Chesapeake Funding II, LLC, Series 2018-2A, Class A1, 3.230%, 8/15/30(b)	452,033
1,250,000	Chesapeake Funding II, LLC, Series 2018-3A, Class A1, 3.390%, 1/15/31(b)	1,249,762
98,731	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.127%, 6/25/37	100,095
586,201	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M3, 3.481%, (LIBOR USD 1-Month plus 0.98%), 5/25/35(a)	591,246
220,387	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.931%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	220,875
610,407	Enterprise Fleet Financing, LLC, Series 2015-2, Class A3, 2.090%, 2/22/21(b)	608,927
1,195,000	Enterprise Fleet Financing, LLC, Series 2017-2, Class A3, 2.220%, 1/20/23(b)	1,175,264
1,775,000	Enterprise Fleet Financing, LLC, Series 2018-2, Class A2, 3.140%, 2/20/24(b)	1,773,655

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$ 518,000	Ford Credit Auto Owner Trust, Series 2017-B, Class B, 2.150%, 10/15/22	$507,853
975,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	965,025
385,000	Hertz Vehicle Financing II L.P., Series 2016-3A, Class A, 2.270%, 7/25/20(b)	382,809
1,600,000	Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.730%, 3/25/21(b)	1,586,467
107,439	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 2.936%, (LIBOR USD 1-Month plus 0.43%), 12/25/35(a)	107,401
892,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/21	888,685
1,439,483	Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.090%, 4/15/22	1,439,112
426,805	Sofi Professional Loan Program, LLC, Series 2016-B, Class A1, 3.706%, (LIBOR USD 1-Month plus 1.20%), 6/25/33(a)(b)	432,243
165,911	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 3.356%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	166,655
270,000	Wheels SPV 2, LLC, Series 2016-1A, Class A3, 1.870%, 5/20/25(b)	267,878
924,667	Wheels SPV 2, LLC, Series 2017-1A, Class A2, 1.880%, 4/20/26(b)	917,416
305,000	Wheels SPV 2, LLC, Series 2017-1A, Class A4, 2.400%, 4/20/26(b)	300,662
632,972	World Omni Auto Receivables Trust, Series 2016-B, Class A3, 1.300%, 2/15/22	625,616

	Total Asset Backed Securities (Cost $27,346,939)	27,291,388

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%

473,381	Banc of America Funding 2004-C Trust, Series 2004-C, Class 4A3, 3.370%, (LIBOR USD 1-Month plus 0.9%), 12/20/34(a)	468,395
79,356	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	82,129
6,068	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	6,084
56,060	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	56,935
780,000	Fannie Mae, Series 2014-76, Class BC, 3.000%, 5/25/37	777,041
162,767	Fannie Mae, Series 2013-72, Class NA, 2.500%, 8/25/42	160,683
2,598	Freddie Mac, Series -2770, Class UE, 4.500%, 3/15/19	2,597
85,481	Freddie Mac, Series -3815, Class GD, 4.000%, 9/15/25	85,526
374,844	Freddie Mac, Series -4030, Class PD, 3.000%, 6/15/40	370,729
226,815	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	226,093
1,576,608	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	1,599,042

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 18,138	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	$17,930
	Total Collateralized Mortgage Obligations (Cost $3,868,657)	3,853,184

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.0%
957,153	COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class A2, 2.928%, 2/10/47	955,716
148,235	COMM 2014-CCRE16 Mortgage Trust, Series 2014-CR16, Class A2, 3.042%, 4/10/47	148,158
104,992	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	107,945
750,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471%, 11/10/46(b)(c)	782,948
600,000	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	611,673
300,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	306,434
950,000	GS Mortgage Securities Trust, Series 2010-C2, Class A2, 5.162%, 12/10/43(b)(c)	977,802
450,494	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/46(b)	460,262
512,644	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	511,656
842,237	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	839,854
782,621	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, 3.119%, 8/15/47	781,746
1,500,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A2, 2.454%, 11/15/49	1,471,427
990,561	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	1,016,841
70,585	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(b)	70,886
1,200,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,224,419
59,941	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2, 3.036%, 5/15/47	59,848

	Total Commercial Mortgage-Backed Securities (Cost $10,528,776)	10,327,615

CORPORATE BONDS — 69.2%

	Aerospace & Defense — 0.8%
1,310,000	L3 Technologies, Inc., 4.950%, 2/15/21	1,340,529

	Automobiles — 2.0%
750,000	American Honda Finance Corp., 3.048%, (LIBOR USD 3-Month plus 0.26%), 6/16/20(a)	747,404
750,000	Daimler Finance North America, LLC, 3.127%, (LIBOR USD 3-Month plus 0.45%), 2/22/21(a)(b)	740,740
495,000	General Motors Co., 3.389%, (LIBOR USD 3-Month plus 0.80%), 8/7/20(a)	490,008

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Automobiles — (continued)
$ 300,000	General Motors Financial Co., Inc., 4.113%, (LIBOR USD 3-Month plus 1.31%), 6/30/22(a)	$289,954
400,000	Hyundai Capital America, 2.500%, 3/18/19(b)	399,335
298,000	Hyundai Capital America, 2.600%, 3/19/20(b)	294,161
500,000	Nissan Motor Acceptance Corp., 2.550%, 3/8/21(b)	485,975
		3,447,577

	Automobiles & Components — 0.2%
400,000	PACCAR Financial Corp., MTN, 2.800%, 3/1/21	396,378

	Banks — 14.1%
1,100,000	Australia & New Zealand Banking Group Ltd, 3.547%, (LIBOR USD 3-Month plus 0.87%), 11/23/21(a)(b)	1,102,266
1,275,000	Bank of America Corp., MTN, 2.151%, 11/9/20	1,252,127
750,000	BPCE SA, MTN, 2.250%, 1/27/20	740,141
700,000	Citigroup, Inc., 2.550%, 4/8/19	698,996
800,000	Citigroup, Inc., 4.168%, (LIBOR USD 3-Month plus 1.43%), 9/1/23(a)	800,442
1,075,000	Citizens Bank NA / Providence RI, BKNT, 3.499%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)	1,055,495
1,000,000	Cooperatieve Rabobank UA, GMTN, 2.500%, 1/19/21	982,653
450,000	DNB Bank ASA, 2.125%, 10/2/20(b)	441,134
850,000	Fifth Third Bank/Cincinnati OH, BKNT, 1.625%, 9/27/19	841,069
575,000	HSBC Bank PLC, 4.125%, 8/12/20(b)	581,780
800,000	ING Bank NV, 2.450%, 3/16/20(b)	792,353
900,000	JPMorgan Chase & Co., 2.550%, 3/1/21	887,310
720,000	JPMorgan Chase & Co., Series I, 5.990%, (LIBOR USD 3-Month plus 3.47%),(c)(d)	710,100
1,050,000	KeyBank NA/Cleveland OH, BKNT, 3.350%, 6/15/21	1,053,278
500,000	Macquarie Bank, Ltd., 2.350%, 1/15/19(b)	499,895
600,000	Macquarie Bank, Ltd., 2.400%, 1/21/20(b)	594,683
1,050,000	Manufacturers & Traders Trust Co., BKNT, 3.250%, (LIBOR USD 3-Month plus 0.61%), 5/18/22(a)	1,038,209
1,100,000	Mitsubishi UFJ Financial Group, Inc., 3.839%, (LIBOR USD 3-Month plus 1.06%), 9/13/21(a)	1,101,900
450,000	MUFG Bank, Ltd., 2.300%, 3/5/20(b)	445,734
500,000	National City Corp., 6.875%, 5/15/19	506,862
1,055,000	Nordea Bank AB, 4.875%, 1/27/20(b)	1,073,290
825,000	Regions Bank/Birmingham AL, BKNT, 3.177%, (LIBOR USD 3-Month plus 0.38%), 4/1/21(a)	809,433
750,000	Santander UK PLC, 2.350%, 9/10/19	744,318
486,000	Sumitomo Mitsui Financial Group, Inc., 3.590%, (LIBOR USD 3-Month plus 1.14%), 10/19/21(a)	489,740
275,000	SunTrust Bank, BKNT, 2.250%, 1/31/20	271,737
450,000	SunTrust Bank, BKNT, 3.149%, (LIBOR USD 3-Month plus 0.59%), 8/2/22(a)	444,955
800,000	Svenska Handelsbanken AB, BKNT, 1.500%, 9/6/19	791,246
750,000	Swedbank AB, 2.650%, 3/10/21(b)	739,261
850,000	UBS AG/London, 2.450%, 12/1/20(b)	834,116

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$1,125,000	Wells Fargo & Co., 2.500%, 3/4/21	$1,106,519
750,000	Zions Bancorp NA, 3.500%, 8/27/21	747,675
		24,178,717

	Beverages — 0.5%
900,000	Constellation Brands, Inc., 3.209%, (LIBOR USD 3-Month plus 0.7%), 11/15/21(a)	889,220

	Biotechnology — 0.7%
825,000	AbbVie, Inc., 2.300%, 5/14/21	805,672
350,000	Allergan Funding SCS, 3.000%, 3/12/20	348,716
		1,154,388

	Capital Goods — 1.1%
1,000,000	Caterpillar Financial Services Corp., MTN, 3.018%, (LIBOR USD 3-Month plus 0.23%), 3/15/21(a)	993,245
11,000	Fortive Corp., 1.800%, 6/15/19	10,868
800,000	Keysight Technologies, Inc., 3.300%, 10/30/19	797,576
		1,801,689

	Capital Markets — 0.7%
1,200,000	Morgan Stanley, 2.650%, 1/27/20	1,190,993

	Chemicals — 1.1%
700,000	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co. LP, 2.450%, 5/1/20(b)	693,608
623,000	DowDuPont, Inc., 3.766%, 11/15/20	628,973
589,000	INVISTA Finance, LLC, 4.250%, 10/15/19(b)	584,638
		1,907,219

	Commercial Services & Supplies — 0.6%
1,000,000	WPP Finance 2010, 4.750%, 11/21/21	1,018,392

	Communications Equipment — 0.4%
725,000	CommScope, Inc., 5.000%, 6/15/21(b)	717,750

	Construction Materials — 0.6%
1,055,000	Vulcan Materials Co., 3.388%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(a)	1,047,081

	Consumer Finance — 0.3%
425,000	Capital One Financial Corp., 2.970%, (LIBOR USD 3-Month plus 0.45%), 10/30/20(a)	421,971

	Diversified Financial Services — 5.0%
400,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	400,952
600,000	Ally Financial, Inc., 4.125%, 3/30/20	593,250
500,000	American Express Co., 3.341%, (LIBOR USD 3-Month plus 0.65%), 2/27/23(a)	489,579
440,000	American Express Credit Corp., MTN, 2.200%, 3/3/20	435,270
400,000	Bank of New York Mellon Corp., MTN (The), 2.500%, 4/15/21	395,074
850,000	Blackstone Holdings Finance Co., LLC, 5.875%, 3/15/21(b)	894,811
840,000	Capital One Financial Corp., 2.400%, 10/30/20	822,376
869,000	Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 3/26/20	859,625
400,000	Export-Import Bank of Korea, 2.500%, 11/1/20	395,508
485,000	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/20(b)	476,030

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Diversified Financial Services — (continued)
$ 650,000	Goldman Sachs Group, Inc. (The), 3.618%, (LIBOR USD 3-Month plus 1.11%), 4/26/22(a)	$642,687
900,000	Goldman Sachs Group, Inc. (The), Series D, 6.000%, 6/15/20	931,668
759,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(b)	793,483
466,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(b)	482,861
		8,613,174

	Diversified Financials — 0.3%
425,000	Protective Life Global Funding, 2.161%, 9/25/20(b)	417,418

	Diversified Telecommunication Services — 2.3%
1,225,000	AT&T, Inc., 2.800%, 2/17/21	1,209,699
715,000	CenturyLink, Inc., Series Q, 6.150%, 9/15/19	724,137
773,000	Hughes Satellite Systems Corp., 6.500%, 6/15/19	779,764
522,500	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	515,969
750,000	Telefonica Emisiones SA, 5.134%, 4/27/20	765,479
		3,995,048

	Electric Utilities — 4.4%
1,000,000	American Electric Power Co., Inc., Series I, 3.650%, 12/1/21	1,007,511
985,000	CenterPoint Energy, Inc., 3.600%, 11/1/21	987,059
1,075,000	Dominion Energy, Inc., 2.579%, 7/1/20	1,058,178
1,200,000	Duke Energy Corp., 3.050%, 8/15/22	1,175,979
800,000	Entergy Texas, Inc., 7.125%, 2/1/19	802,209
800,000	Exelon Generation Co., LLC, 2.950%, 1/15/20	796,149
1,000,000	Korea East-West Power Co., Ltd., 2.500%, 6/2/20(b)	987,842
475,000	Pennsylvania Electric Co., 5.200%, 4/1/20	486,880
200,000	Sempra Energy, 2.686%, (LIBOR USD 3-Month plus 0.25%), 7/15/19(a)	199,411
		7,501,218

	Electrical Equipment — 0.7%
670,000	Textron, Inc., 3.168%, (LIBOR USD 3-Month plus 0.55%), 11/10/20(a)	664,230
525,000	Textron, Inc., 3.650%, 3/1/21	527,739
		1,191,969

	Energy Equipment & Services — 6.0%
800,000	Buckeye Partners LP, 4.875%, 2/1/21	808,889
800,000	Energy Transfer Partners LP, 4.150%, 10/1/20	804,828
726,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	721,463
800,000	Enterprise Products Operating, LLC, 2.550%, 10/15/19	795,760
1,025,000	Kinder Morgan Energy Partners L.P., 5.300%, 9/15/20	1,052,713
1,037,000	Magellan Midstream Partners L.P., 4.250%, 2/1/21	1,052,099
600,000	NuStar Logistics L.P., 4.800%, 9/1/20	588,000
850,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.200%, 7/15/20(b)	845,761
400,000	Pioneer Natural Resources Co., 7.500%, 1/15/20	415,656

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy Equipment & Services — (continued)
$ 935,000	Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	$963,357
2,210,000	Williams Cos., Inc. (The), 3.600%, 3/15/22	2,168,474
		10,217,000

	Equity Real Estate Investment Trusts (REITS) — 4.6%
750,000	American Tower Corp., 5.050%, 9/1/20	767,971
400,000	AvalonBay Communities, Inc., MTN, 2.866%, (LIBOR USD 3-Month plus 0.43%), 1/15/21(a)	397,109
750,000	Crown Castle International Corp., 3.400%, 2/15/21	749,738
400,000	ERP Operating L.P., 4.750%, 7/15/20	407,697
575,000	Federal Realty Investment Trust, 2.550%, 1/15/21	567,081
430,000	HCP, Inc., 2.625%, 2/1/20	426,936
304,000	iStar, Inc., 5.000%, 7/1/19	303,050
121,000	iStar, Inc., 4.625%, 9/15/20	117,975
1,075,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.125%, 3/20/22(b)	1,067,207
500,000	Realogy Group, LLC / Realogy Co-Issuer Corp., 4.500%, 4/15/19(b)	498,125
754,000	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/5/19(b)	746,740
679,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	653,537
630,000	VEREIT Operating Partnership L.P., 4.125%, 6/1/21	635,762
475,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 2.700%, 9/17/19(b)	472,897
		7,811,825

	Food & Staples Retailing — 2.0%
700,000	Cargill, Inc., 3.050%, 4/19/21(b)	699,306
1,100,000	CVS Health Corp., 2.125%, 6/1/21	1,061,351
1,607,000	Seven & i Holdings Co., Ltd., 3.350%, 9/17/21(b)	1,610,186
		3,370,843

	Health Care Providers & Services — 2.8%
825,000	Bayer U.S. Finance II, LLC, 3.452%, (LIBOR USD 3-Month plus 0.63%), 6/25/21(a)(b)	814,011
985,000	Becton Dickinson and Co., 3.678%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(a)	975,100
760,000	Centene Corp., 5.625%, 2/15/21	761,900
1,075,000	Cigna Corp., 3.200%, 9/17/20(b)	1,070,582
610,000	HCA, Inc., 4.250%, 10/15/19	608,475
630,000	Tenet Healthcare Corp., 5.500%, 3/1/19	630,630
		4,860,698

	Hotels, Restaurants & Leisure — 0.5%
669,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(b)	689,906
100,000	Royal Caribbean Cruises, Ltd., 2.650%, 11/28/20	98,165
		788,071

	Household Durables — 0.5%
400,000	D.R. Horton, Inc., 4.000%, 2/15/20	400,755
450,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	446,625
		847,380

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — 5.0%
$ 775,000	Alleghany Corp., 5.625%, 9/15/20	$801,357
261,000	American International Group, Inc., 2.300%, 7/16/19	259,925
375,000	Aspen Insurance Holdings, Ltd., 6.000%, 12/15/20	389,236
896,000	Assurant, Inc., 4.072%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	895,682
350,000	AXIS Specialty Finance, LLC, 5.875%, 6/1/20	360,084
350,000	Guardian Life Global Funding, 2.000%, 4/26/21(b)	341,077
1,050,000	Jackson National Life Global Funding, 3.300%, 6/11/21(b)	1,049,460
450,000	MassMutual Global Funding II, 1.950%, 9/22/20(b)	441,018
600,000	Metropolitan Life Global Funding I, 2.050%, 6/12/20(b)	590,401
425,000	New York Life Global Funding, 2.000%, 4/13/21(b)	414,120
620,000	Ohio National Financial Services, Inc., 6.375%, 4/30/20(b)	640,202
800,000	Principal Life Global Funding II, 2.150%, 1/10/20(b)	791,640
775,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21	804,617
800,000	Reliance Standard Life Global Funding II, 2.500%, 1/15/20(b)	792,352
		8,571,171

	Materials — 0.2%
325,000	Masco Corp., 7.125%, 3/15/20	339,503

	Media — 2.2%
750,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 3.579%, 7/23/20	749,191
1,225,000	Comcast Corp., 3.450%, 10/1/21	1,237,420
250,000	Discovery Communications, LLC, 2.200%, 9/20/19	247,384
1,065,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	1,071,644
400,000	Omnicom Group, Inc., 6.250%, 7/15/19	406,429
96,000	Univision Communications, Inc., 6.750%, 9/15/22(b)	95,520
		3,807,588

	Metals & Mining — 0.8%
750,000	Freeport-McMoRan, Inc., 3.100%, 3/15/20	733,125
186,000	Glencore Funding, LLC, 2.500%, 1/15/19(b)	185,922
431,000	Glencore Funding, LLC, 3.125%, 4/29/19(b)	428,777
		1,347,824

	Multiline Retail — 0.6%
525,000	Dollar Tree, Inc., 3.149%, (LIBOR USD 3-Month plus 0.70%), 4/17/20(a)	521,652
550,000	Family Dollar Stores, Inc., 5.000%, 2/1/21	559,625
		1,081,277

	Multi-Utilities — 0.6%
1,000,000	Southern Power Co., 2.375%, 6/1/20	986,294

	Oil, Gas & Consumable Fuels — 1.2%
822,000	Continental Resources, Inc./OK, 5.000%, 9/15/22	816,168

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Oil, Gas & Consumable Fuels — (continued)
$ 425,000	Marathon Petroleum Corp., 5.375%, 10/1/22(b)	$428,662
825,000	Phillips 66, 3.186%, (LIBOR USD 3-Month plus 0.75%), 4/15/20(a)(b)	825,142
		2,069,972

	Paper & Forest Products — 0.7%
1,200,000	Georgia-Pacific, LLC, 5.400%, 11/1/20(b)	1,243,409

	Pharmaceuticals — 0.3%
500,000	Takeda Pharmaceutical Co., Ltd., 3.800%, 11/26/20(b)	503,016

	Road & Rail — 0.4%
750,000	Ryder System, Inc., MTN, 3.500%, 6/1/21	750,968

	Semiconductors & Semiconductor Equipment — 0.7%
825,000	Microchip Technology, Inc., 3.922%, 6/1/21(b)	818,390
400,000	NXP BV / NXP Funding, LLC, 4.125%, 6/15/20(b)	398,140
		1,216,530

	Software — 0.8%
550,000	DXC Technology Co., 2.875%, 3/27/20	545,247
307,000	DXC Technology Co., 3.688%, (LIBOR USD 3-Month plus 0.95%), 3/1/21(a)	306,659
557,000	VMware, Inc., 2.300%, 8/21/20	545,558
		1,397,464

	Specialty Retail — 1.4%
670,000	Advance Auto Parts, Inc., 5.750%, 5/1/20	686,227
802,000	Ashtead Capital, Inc., 5.625%, 10/1/24(b)	810,020
850,000	ERAC USA Finance, LLC, 2.350%, 10/15/19(b)	844,252
		2,340,499

	Technology Hardware, Storage & Peripherals — 1.7%
600,000	Dell International, LLC/EMC Corp., 5.875%, 6/15/21(b)	599,353
447,000	Harris Corp., 2.700%, 4/27/20	443,193
825,000	Spirit AeroSystems, Inc., 3.588%, (LIBOR USD 3-Month plus 0.8%), 6/15/21(a)	818,725
975,000	United Technologies Corp., 3.350%, 8/16/21	972,362
		2,833,633

	Tobacco — 0.4%
340,000	BAT Capital Corp., 2.297%, 8/14/20	332,057
392,000	Reynolds American, Inc., 3.250%, 6/12/20	389,593
		721,650

	Total Corporate Bonds (Cost $119,322,990)	118,337,346

MUNICIPAL BONDS — 1.0%

	California — 0.3%
575,000	University of California Revenue, Refunding, Taxable, Series AS, 1.490%, 5/15/20	565,024

	Illinois — 0.5%
760,000	State Of Illinois, Public Improvements, G.O., Series A, 5.000%, 5/1/19	766,323

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New Jersey — 0.2%
$ 325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	$332,495

	Total Municipal Bonds (Cost $1,673,784)	1,663,842

U.S. GOVERNMENT AGENCIES — 0.4%

	Freddie Mac — 0.4%
750,000	2.750%, 4/26/23, STEP	750,127

	Total U.S. Government Agencies (Cost $749,163)	750,127

U.S. TREASURY NOTES — 3.0%

2,125,000	1.375%, 5/31/20	2,090,718
3,000,000	2.000%, 11/15/21	2,961,211

	Total U.S. Treasury Notes (Cost $5,021,131)	5,051,929

Shares		Fair Value
MONEY MARKET FUND — 1.8%

3,054,046	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(e)	3,054,046

	Total Money Market Fund (Cost $3,054,046)	3,054,046
Total Investments — 99.6% (Cost $171,565,486)		170,329,477
Net Other Assets (Liabilities) — 0.4%		730,081

NET ASSETS — 100.0%		$171,059,558

(a)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2018. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2018. The maturity date reflected is the final maturity date.

(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 1.7%

	Asset Backed Securities — 1.7%
$ 198,209	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	$195,024
87,818	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	86,068

	Total Asset Backed Securities (Cost $286,027)	281,092

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.2%

263,480	Fannie Mae, Series 2010-129, 3.500%, 3/25/25	264,867
105,996	Fannie Mae, Series 2003-44, Class Q, 3.500%, 6/25/33	106,082
412,775	Fannie Mae, Series 2016-49, Class DA, 3.500%, 10/25/42	421,770
541,080	Fannie Mae, Series 2016-49, Class PA, 3.000%, 9/25/45	535,873
281,950	Freddie Mac, Series 4281, Class GA, 3.000%, 2/15/39	282,309
175,514	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	177,990
413,234	Freddie Mac, Series 4656, Class PA, 3.500%, 10/15/45	420,809
147,352	Ginnie Mae, Series 2011-71, Class QE, 3.500%, 9/16/40	146,598

	Total Collateralized Mortgage Obligations (Cost $2,339,316)	2,356,298

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.8%

140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	139,220
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class A2, 3.300%, 10/25/26	210,723
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/26(a)	211,390
160,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(a)	158,461
70,868	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, (LIBOR USD 1-Month plus 0.70%), 9/25/36(b)	69,383
	Total Commercial Mortgage-Backed Securities (Cost $805,044)	789,177

CORPORATE BONDS — 3.5%

	Automobiles — 1.1%
180,000	American Honda Finance Corp., MTN, 1.700%, 2/22/19	179,670

	Banks — 2.4%
200,000	State Street Corp., 2.550%, 8/18/20	198,321
200,000	Wells Fargo & Co., GMTN, 2.600%, 7/22/20	198,061

	Total Corporate Bonds (Cost $579,807)	576,052

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 14.5%

	Fannie Mae — 10.2%
$ 502,561	3.587%, 9/1/20, Pool #FN0000	$506,737
210,000	3.030%, 1/1/28, Pool #AN7807	206,207
240,000	3.410%, 5/1/28, Pool #AN8506	242,046
148,251	4.000%, 12/1/36, Pool #MA2856	152,890
161,505	4.000%, 2/1/37, Pool #MA2914	166,360
396,403	5.000%, 8/1/48, Pool #CA2219	415,701
		1,689,941

	Freddie Mac — 3.9%
297,844	4.000%, 12/1/35, Pool #C91860	307,477
336,036	3.500%, 6/1/36, Pool #C91875	340,291
		647,768

	Ginnie Mae — 0.4%
61,599	5.000%, 11/20/38, Pool #4283	63,095

	Total Mortgage-Backed Securities (Cost $2,410,315)	2,400,804

MUNICIPAL BONDS — 6.3%

	California — 0.5%
75,000	State Of California, Refunding G.O., Taxable, 6.200%, 10/1/19	76,879

	New York — 2.5%
400,000	New York City Water & Sewer System, Build America Bonds, Water Utility Improvements Revenue, Taxable, Series DD, Callable 6/15/20 @ 100, 6.452%, 6/15/41	418,156

	North Carolina — 1.5%
250,000	Durham County, NC, Build America Bonds, Public Improvements G.O., Taxable, Series B, Callable 10/1/20 @ 100, 4.845%, 10/1/29	257,673

	Texas — 0.4%
60,000	Bexar County, TX, Build America Bonds, Public Improvements G.O., Taxable, Series C, Callable 6/15/19 @ 100, 6.628%, 6/15/39	61,039

	Wisconsin — 1.4%
205,000	State of Wisconsin, TXB, Revenue Bonds, Pension Funding, Series A, (AGM), 5.700%, 5/1/26	227,818

	Total Municipal Bonds (Cost $1,083,192)	1,041,565

U.S. GOVERNMENT AGENCIES — 47.2%

	Fannie Mae — 14.7%
500,000	1.875%, 9/24/26	465,225
1,000,000	6.250%, 5/15/29	1,282,372
500,000	7.125%, 1/15/30	688,163
		2,435,760

	Federal Farm Credit Bank — 8.8%
500,000	2.720%, 4/3/24	492,111
248,000	3.100%, 6/21/27	241,513
500,000	2.670%, 12/20/27	472,638
250,000	3.480%, 9/11/30	240,828
		1,447,090

	Federal Home Loan Bank — 3.0%
500,000	3.270%, 2/7/28	497,176

Continued

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)

	Freddie Mac — 20.7%
$ 500,000	2.000%, 3/30/21, STEP	$497,861
500,000	2.375%, 1/13/22	498,009
450,000	2.750%, 4/26/23, STEP	450,077
500,000	3.100%, 6/28/23, STEP	500,195
1,000,000	3.150%, 6/28/23, STEP	1,000,182
500,000	2.000%, 12/29/25, STEP	481,021
		3,427,345

	Total U.S. Government Agencies (Cost $7,777,240)	7,807,371

U.S. TREASURY NOTES — 8.7%

269,808	0.125%, 4/15/19	265,964
100,000	1.250%, 4/30/19	99,590
250,000	2.000%, 2/28/21	247,402
200,000	3.125%, 5/15/21	202,969
360,000	2.000%, 2/15/23	352,983
280,000	2.000%, 8/15/25	269,937

	Total U.S. Treasury Notes (Cost $1,473,758)	1,438,845

Shares		Fair Value
MONEY MARKET FUND — 0.7%

121,552	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(c)	$121,552

	Total Money Market Fund (Cost $121,552)	121,552

Total Investments — 101.6% (Cost $16,876,251)		16,812,756
Net Other Assets (Liabilities) — (1.6)%		(260,652)

NET ASSETS — 100.0%		$16,552,104

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2018. The maturity date reflected is the final maturity date.

(b)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2018. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 16.8%
$ 1,488,647	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 2.856%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$1,473,409
4,000,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/8/21	3,955,220
4,565,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	4,510,390
4,600,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	4,541,604
10,757,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.600%, 9/18/23	10,578,576
387,813	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 2.846%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	386,880
4,550,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(b)	4,506,718
6,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2016-1A, Class A, 2.990%, 6/20/22(b)	5,963,468
7,060,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	7,001,373
1,600,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	1,566,816
2,320,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 3.906%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	2,328,881
2,585,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class A4, 1.690%, 3/20/21	2,564,387
4,110,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	4,068,300
4,210,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class C, 2.350%, 9/20/21	4,174,497
9,320,000	Capital Auto Receivables Asset Trust, Series 2018-1, Class B, 3.090%, 8/22/22(b)	9,332,443
2,478,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	2,481,172
6,500,000	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 3.124%, (LIBOR USD 1-Month plus 0.62%), 4/22/26(a)	6,533,428
9,000,000	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 3.210%, (LIBOR USD 1-Month plus 0.77%), 5/14/29(a)	8,980,019
2,175,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	2,779,668
623,045	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.127%, 6/25/37	631,652
1,023,407	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.931%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	1,025,670
9,200,000	Discover Card Execution Note Trust, Series 2017-A4, Class A4, 2.530%, 10/15/26	8,986,163
8,540,000	Discover Card Execution Note Trust, Series 2017-A5, Class A5, 3.055%, (LIBOR USD 1-Month plus 0.60%), 12/15/26(a)	8,526,969
4,915,632	Encore Credit Receivables Trust, Series 2005-4, Class M2, 2.946%, (LIBOR USD 1-Month plus 0.44%), 1/25/36(a)	4,897,579
4,510,000	Enterprise Fleet Financing, LLC, Series 2017-1, Class A3, 2.600%, 7/20/22(b)	4,480,521
9,010,000	Enterprise Fleet Financing, LLC, Series 2018-1, Class A3, 3.100%, 10/20/23(b)	9,034,148

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$12,338,000	Enterprise Fleet Financing, LLC, Series 2018-2, Class A3, 3.340%, 2/20/24(b)	$12,450,266
2,034,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/26(b)	2,019,728
4,200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	4,157,031
975,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	950,157
15,415,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	15,291,990
878,208	GSAMP Trust, Series 2006-SEA1, Class M1, 3.006%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	868,471
2,868,000	Hertz Vehicle Financing II L.P., Series 2016-3A, Class A, 2.270%, 7/25/20(b)	2,851,676
5,000,000	Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.730%, 3/25/21(b)	4,957,710
7,564,000	Hertz Vehicle Financing II L.P., Series 2015-3A, Class A, 2.670%, 9/25/21(b)	7,455,469
1,823,520	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Class M3, 3.241%, (LIBOR USD 1-Month plus 0.74%), 8/25/35(a)	1,818,618
2,176,787	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 3.211%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	2,174,668
855,165	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 3.631%, (LIBOR USD 1-Month plus 1.13%), 10/25/33(a)	854,734
2,800,804	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 3.196%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	2,798,864
2,680,000	RAMP Trust, Series 2005-RZ4, Class M2, 3.006%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	2,670,272
5,960,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class B, 3.270%, 1/17/23	5,974,485
3,582,922	Saxon Asset Securities Trust, Series 2004-3, Class M1, 3.406%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	3,531,420
711,265	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 3.356%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	714,456
3,073,632	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	3,012,386
3,810,000	Volkswagen Auto Loan Enhanced Trust 2018-1, Series 2018-1, Class A3, 3.020%, 11/21/22	3,810,708
3,580,000	Wheels SPV 2, LLC, Series 2018-1A, Class A4, 3.410%, 4/20/27(b)	3,608,999

	Total Asset Backed Securities (Cost $206,806,118)	207,282,059

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9%

303,796	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 3.629%, 4/25/35(c)	297,335
363,654	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	381,842
2,466,873	Banc of America Funding Trust, Series 2004-C, Class4A1, 3.130%, (LIBOR USD 1-Month plus 0.66%), 12/20/34(a)	2,447,276

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 760,525	Banc of America Funding Trust, Series 2005-B, Class 3A1, 2.930%, (LIBOR USD 1-Month plus 0.46%), 4/20/35(a)	$755,148
573,845	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	567,789
95,459	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	95,217
22,430	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	22,437
452,331	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	468,133
112,471	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	113,967
347,433	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	358,672
834,002	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	864,310
1,632,094	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	1,628,701
1,844,117	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	1,962,614
1,000,000	Fannie Mae, Series 2013-70, Class CY, 3.500%, 7/25/43	990,373
1,227,141	Fannie Mae, Series 2017-64, Class PD, 2.500%, 7/25/47	1,167,920
2,368,320	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	2,323,822
1,042,346	Freddie Mac, Series -3768, Class V, 4.000%, 11/15/23	1,070,062
2,208,185	Freddie Mac, Series -4387, Class VM, 4.000%, 11/15/25	2,279,486
1,579,094	Freddie Mac, Series -4287, Class V, 4.500%, 10/15/26	1,663,791
408,427	Freddie Mac, Series -4136, Class HZ, 3.500%, 11/15/27	413,475
2,417,961	Freddie Mac, Series -4331, Class V, 4.000%, 11/15/28	2,505,835
569,000	Freddie Mac, Series -4120, Class YK, 2.000%, 10/15/32	482,957
1,238,000	Freddie Mac, Series -4160, Class HH, 2.500%, 12/15/32	1,167,736
10,000,000	Freddie Mac, Series -4655, Class GV, 3.500%, 12/15/36	10,238,007
5,500,000	Freddie Mac, Series -4657, Class VT, 3.500%, 6/15/37	5,508,313
1,184,241	Freddie Mac, Series -3632, Class PK, 5.000%, 2/15/40	1,258,301
2,019,095	Freddie Mac, Series -4077, Class PJ, 3.500%, 11/15/40	2,046,261
819,000	Freddie Mac, Series -3762, Class LN, 4.000%, 11/15/40	850,245
3,945,609	Freddie Mac, Series -4100, Class PA, 3.000%, 1/15/42	3,914,982
1,659,491	Freddie Mac, Series -4508, Class UZ, 3.000%, 7/15/43	1,545,600
1,480,864	Freddie Mac, Series -4328, Class KD, 3.000%, 8/15/43	1,481,450
8,291,286	Freddie Mac, Series -4648, Class E, 3.500%, 8/15/43	8,408,260

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 4,837,000	Freddie Mac, Series -4801, Class LT, 4.000%, 12/15/43	$5,033,482
4,175,510	Freddie Mac, Series -4710, Class GA, 3.000%, 3/15/44	4,132,701
8,000,000	Freddie Mac, Series -4752, Class HB, 3.500%, 4/15/44	8,087,050
10,000,000	Freddie Mac, Series -4776, Class DW, 4.000%, 9/15/44	10,273,905
4,225,435	Freddie Mac, Series -4654, Class KA, 3.000%, 6/15/45	4,214,979
3,643,223	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	3,631,622
11,536,619	Galton Funding Mortgage Trust 2018-2, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	11,700,775
448,659	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	474,974
715,406	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	717,799
581,643	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	571,449
35,615	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	35,471
2,137	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(c)	2,143
523,710	RAAC Trust, STEP, Series 2004-SP1, Class AI3, 6.118%, 3/25/34	525,890
244,345	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 4.447%, 12/25/34(c)	241,906
191,854	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	191,423
31,868	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	32,174
359,579	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 4.931%, 1/25/35(c)	363,518
889	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	886
577,354	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 4.476%, 10/25/35(c)	583,300
58,442	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	57,769

	Total Collateralized Mortgage Obligations (Cost $110,527,432)	110,153,533

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.7%

4,842,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	4,818,756
3,868,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	3,899,822
1,540,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 2.707%, 5/10/58	1,525,520
1,500,000	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712%, 4/14/50	1,506,387
5,730,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4, 4.009%, 3/10/51	5,837,807
1,000,000	COMM Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	1,016,495

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	$3,661,404
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	920,439
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,237,320
1,844,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	1,857,774
8,030,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	7,888,503
80,307	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.050%, 12/10/49(c)	80,158
2,650,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.698%, 11/10/46(b)(c)	2,765,574
6,410,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K064, Class A2, 3.224%, 3/25/27	6,395,195
3,350,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K068, Class A2, 3.244%, 8/25/27	3,335,742
3,920,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K069, Class A2, 3.187%, 9/25/27(c)	3,882,289
3,800,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K153, Class A3, 3.117%, 10/25/31(c)	3,608,910
9,580,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K155, Class A3, 3.750%, 4/25/33	9,646,804
5,551,054	FRESB Mortgage Trust, Series 2017-SB37, Class A10F, 2.750%, 7/25/27(c)	5,375,963
7,975,438	FRESB Mortgage Trust, Series 2018-SB52, Class A10F, 3.480%, 6/25/28(c)	7,986,904
1,807,137	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, (LIBOR USD 1-Month plus 1.98%), 9/25/36(a)	1,769,263
1,759,000	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	1,793,223
3,000,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	3,064,338
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,586,408
2,044,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	2,017,501
1,680,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,662,154
1,702,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(c)	1,704,663
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,429,662
4,200,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 3/15/50	4,227,174
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	4,082,611
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	675,383

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 5,834,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	$5,871,471
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.375%, 9/15/47(b)(c)	4,157,070
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.375%, 9/15/47(b)(c)	662,848
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,462,798
10,000,000	Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A4, 3.587%, 12/15/50	9,871,776
10,335,000	Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5, 4.177%, 7/15/51	10,658,217
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,542,385
3,156,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	3,223,135
9,642,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	9,593,829
1,706,073	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	1,751,335
2,000,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	2,054,539
8,005,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	8,167,895
1,500,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,512,875
3,716,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,774,293
1,008,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,032,442
	Total Commercial Mortgage-Backed Securities (Cost $174,311,372)	169,597,054

CORPORATE BONDS — 34.5%

	Automobiles — 1.3%
3,653,000	American Honda Finance Corp., MTN, 2.739%, (LIBOR USD 3-Month plus 0.27%), 7/20/20(a)	3,637,332
3,750,000	General Motors Financial Co., Inc., 4.200%, 11/6/21	3,748,312
5,035,000	Hyundai Capital America, 3.744%, (LIBOR USD 3-Month plus 0.94%), 7/8/21(a)(b)	5,020,300
3,910,000	Toyota Industries Corp., 3.235%, 3/16/23(b)	3,863,788
		16,269,732

	Banks — 5.2%
3,278,000	Associated Banc-Corp., 2.750%, 11/15/19	3,262,446
1,839,000	Bank of America Corp., 3.487%, (LIBOR USD 3-Month plus 1.00%), 4/24/23(a)	1,819,192
4,927,000	Bank of Nova Scotia (The), BKNT, 2.909%, (LIBOR USD 3-Month plus 0.44%), 4/20/21(a)	4,899,447
2,717,000	CIT Group, Inc., 4.750%, 2/16/24	2,615,114
5,545,000	Citigroup, Inc., 4.168%, (LIBOR USD 3-Month plus 1.43%), 9/1/23(a)	5,548,066
1,024,000	Citigroup, Inc., 3.740%, (LIBOR USD 3-Month plus 1.10%), 5/17/24(a)	999,025
2,715,000	Citigroup, Inc., 4.400%, 6/10/25	2,657,019
2,825,000	Citigroup, Inc., Series N, 5.800%,(d)(e)	2,747,426

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$3,908,000	Citizens Bank NA / Providence RI, BKNT, 3.499%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)	$3,837,091
2,810,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	2,800,833
2,725,000	HSBC Holdings PLC, 4.250%, 3/14/24	2,704,319
3,284,000	JPMorgan Chase & Co., 3.418%, (LIBOR USD 3-Month plus 0.68%), 6/1/21(a)	3,264,033
2,912,000	JPMorgan Chase & Co., 4.452%, 12/5/29(e)	2,961,926
3,531,000	JPMorgan Chase & Co., Series I, 5.990%,(c)(d)	3,482,449
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	1,987,723
1,411,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,492,656
510,000	National City Corp., 6.875%, 5/15/19	516,999
3,409,000	Nordea Bank AB, 3.176%, (LIBOR USD 3-Month plus 0.47%), 5/29/20(a)(b)	3,405,677
3,723,000	Svenska Handelsbanken AB, BKNT, 3.159%, (LIBOR USD 3-Month plus 0.47%), 5/24/21(a)	3,689,300
1,050,000	Swedbank AB, 2.650%, 3/10/21(b)	1,034,966
3,360,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(c)	3,181,680
2,600,000	U.S. Bancorp, MTN, 3.127%, (LIBOR USD 3-Month plus 0.64%), 1/24/22(a)	2,602,544
1,338,000	Wells Fargo & Co., Class K, 6.558%,(c)(d)	1,329,638
2,112,000	Westpac Banking Corp., GMTN, 4.322%, 11/23/31(c)	2,004,664
		64,844,233

	Beverages — 0.5%
2,265,000	Constellation Brands, Inc., 5.250%, 11/15/48	2,272,865
2,465,000	Cott Holdings, Inc., 5.500%, 4/1/25(b)	2,323,264
1,970,000	PepsiCo, Inc., 3.450%, 10/6/46	1,748,415
		6,344,544

	Biotechnology — 0.2%
3,166,000	Celgene Corp., 5.000%, 8/15/45	2,927,546

	Capital Goods — 0.1%
1,245,000	SBA Tower Trust, 2.898%, 10/15/19(b)	1,237,661

	Capital Markets — 0.4%
2,732,000	Morgan Stanley, 4.375%, 1/22/47	2,585,673
2,250,000	Morgan Stanley, GMTN, 5.500%, 1/26/20	2,301,117
		4,886,790

	Chemicals — 1.5%
2,542,000	Albemarle Corp., 5.450%, 12/1/44	2,541,084
4,643,000	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co. LP, 2.450%, 5/1/20(b)	4,600,606
3,140,000	DowDuPont, Inc., 4.493%, 11/15/25	3,232,869
1,713,000	EI du Pont de Nemours & Co., 3.071%, (LIBOR USD 3-Month plus 0.53%), 5/1/20(a)	1,713,866
2,417,000	INVISTA Finance, LLC, 4.250%, 10/15/19(b)	2,399,099
1,493,000	NOVA Chemicals Corp., 4.875%, 6/1/24(b)	1,347,433
2,546,000	Westlake Chemical Corp., 5.000%, 8/15/46	2,324,694
		18,159,651

	Commercial Services & Supplies — 0.7%
3,209,000	Ferguson Finance PLC, 4.500%, 10/24/28(b)	3,205,780
1,593,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	1,461,578
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,405,832
500,000	Waste Management, Inc., 3.900%, 3/1/35	485,298
2,692,000	Waste Management, Inc., 4.100%, 3/1/45	2,598,610
		9,157,098

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Construction Materials — 0.4%
$2,714,000	CRH America Finance, Inc., 4.400%, 5/9/47(b)	$2,348,949
2,667,000	Vulcan Materials Co., 4.500%, 6/15/47	2,262,419
		4,611,368

	Diversified Financial Services — 1.7%
795,000	Ally Financial, Inc., 4.125%, 3/30/20	786,056
1,962,000	Ally Financial, Inc., 4.250%, 4/15/21	1,925,526
6,820,000	Goldman Sachs Group, Inc. (The), 3.637%, (LIBOR USD 3-Month plus 1.16%), 4/23/20(a)	6,843,576
3,551,000	Goldman Sachs Group, Inc. (The), 3.000%, 4/26/22	3,438,942
2,577,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	2,939,215
3,082,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(e)	2,942,046
2,077,000	Voya Financial, Inc., Series A, 6.125%,(c)(d)	1,970,554
		20,845,915

	Diversified Telecommunication Services — 1.4%
5,409,000	AT&T, Inc., 3.956%, (LIBOR USD 3-Month plus 1.18%), 6/12/24(a)	5,246,687
3,700,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(b)	3,630,625
3,393,000	Verizon Communications, Inc., 5.012%, 4/15/49	3,380,792
2,939,000	Vodafone Group PLC, 3.426%, (LIBOR USD 3-Month plus 0.99%), 1/16/24(a)	2,866,970
2,849,000	West Corp., 8.500%, 10/15/25(b)	2,236,465
		17,361,539

	Electric Utilities — 0.8%
2,385,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,347,678
2,700,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	2,719,922
3,042,000	Korea East-West Power Co., Ltd., 2.500%, 6/2/20(b)	3,005,015
2,164,000	Mississippi Power Co., 3.472%, (LIBOR USD 3-Month plus 0.65%), 3/27/20(a)	2,160,339
		10,232,954

	Electrical Equipment — 0.2%
3,128,000	Textron, Inc., 3.650%, 3/1/21	3,144,319

	Energy Equipment & Services — 2.7%
3,101,000	Apache Corp., 4.375%, 10/15/28	2,896,351
5,545,000	Cenovus Energy, Inc., 4.250%, 4/15/27	5,050,509
1,100,000	Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27	1,038,455
2,135,000	Cheniere Energy Partners L.P., 5.625%, 10/1/26(b)	1,996,225
1,968,000	Diamondback Energy, Inc., 4.750%, 11/1/24	1,899,120
3,364,000	Enable Midstream Partners L.P., 3.900%, 5/15/24	3,226,871
2,633,000	Energy Transfer LP/Regency Energy Finance Corp., 5.000%, 10/1/22	2,687,080
3,311,000	EnLink Midstream Partners LP, 5.050%, 4/1/45	2,586,775
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,289,743
1,565,000	Hess Corp., 7.875%, 10/1/29	1,750,384
2,155,000	MPLX L.P., 5.500%, 2/15/49	2,096,197

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy Equipment & Services — (continued)
$1,251,000	Murphy Oil Corp., 6.875%, 8/15/24	$1,244,240
2,186,000	Nabors Industries, Inc., 5.750%, 2/1/25	1,654,954
2,420,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	2,513,072
1,212,000	Shell International Finance BV, 4.550%, 8/12/43	1,259,794
		33,189,770

	Equity Real Estate Investment Trusts (REITS) — 3.5%
2,895,000	Alexandria Real Estate Equities, Inc., 4.000%, 1/15/24	2,928,289
2,769,000	American Homes 4 Rent LP, 4.250%, 2/15/28	2,675,857
1,137,000	American Tower Corp., 5.050%, 9/1/20	1,164,244
3,680,000	American Tower Trust, 3.652%, 3/23/28(b)	3,675,869
739,000	Duke Realty L.P., 3.250%, 6/30/26	702,861
3,215,000	Healthcare Realty Trust, Inc., 3.625%, 1/15/28	3,018,925
1,622,000	Host Hotels & Resorts LP, Series D, 3.750%, 10/15/23	1,590,932
2,539,000	Hudson Pacific Properties L.P., 3.950%, 11/1/27	2,360,188
155,000	iStar, Inc., 4.625%, 9/15/20	151,125
2,504,000	iStar, Inc., 5.250%, 9/15/22	2,340,990
2,853,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	2,881,928
1,331,000	Kimco Realty Corp., 3.400%, 11/1/22	1,310,106
3,350,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.875%, 3/20/27(b)	3,334,180
3,039,000	Physicians Realty L.P., 4.300%, 3/15/27	2,951,058
2,858,000	Realogy Group, LLC / Realogy Co-Issuer Corp., 4.500%, 4/15/19(b)	2,847,283
3,368,000	Spirit Realty L.P., 4.450%, 9/15/26	3,235,560
429,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	412,913
2,906,000	VEREIT Operating Partnership L.P., 3.950%, 8/15/27	2,697,793
2,500,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 4.750%, 9/17/44(b)	2,497,309
		42,777,410

	Food & Staples Retailing — 0.1%
1,968,000	AbbVie, Inc., 4.875%, 11/14/48	1,836,134

	Food, Beverage & Tobacco — 0.1%
1,300,000	PepsiCo, Inc., 4.450%, 4/14/46	1,357,641

	Gas Utilities — 0.2%
2,366,000	Sempra Energy, 3.800%, 2/1/38	2,022,814

	Health Care Providers & Services — 0.7%
3,852,000	Becton Dickinson and Co., 3.678%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(a)	3,813,285
1,360,000	DaVita, Inc., 5.000%, 5/1/25	1,234,200
3,431,000	Magellan Health, Inc., 4.400%, 9/22/24	3,224,540
		8,272,025

	Hotels, Restaurants & Leisure — 0.5%
3,110,000	Hyatt Hotels Corp., 4.375%, 9/15/28	3,026,659
2,617,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(b)	2,698,781
		5,725,440

	Household Durables — 0.5%
1,100,000	Mohawk Industries, Inc., 3.850%, 2/1/23	1,101,512
3,539,000	NVR, Inc., 3.950%, 9/15/22	3,479,622

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Household Durables — (continued)
$1,244,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	$1,234,670
		5,815,804

	Insurance — 5.0%
2,975,000	Aegon NV, 5.500%, 4/11/48(e)	2,707,250
575,000	Alleghany Corp., 4.900%, 9/15/44	561,473
3,217,000	American Equity Investment Life Holding Co., 5.000%, 6/15/27	3,136,429
2,424,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	2,435,032
3,052,000	Assurant, Inc., 4.072%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	3,050,916
2,028,000	Athene Global Funding, 2.750%, 4/20/20(b)	2,009,331
2,093,000	Athene Holding, Ltd., 4.125%, 1/12/28	1,901,198
2,561,000	Brighthouse Financial, Inc., 4.700%, 6/22/47	1,907,043
2,915,000	Carlyle Finance, LLC, 5.650%, 9/15/48(b)	2,892,245
2,779,000	CBRE Services, Inc., 5.250%, 3/15/25	2,894,940
1,373,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/1/25(b)	1,311,627
3,757,000	Five Corners Funding Trust, 4.419%, 11/15/23(b)	3,865,121
3,282,000	Jackson National Life Global Funding, 3.251%, (LIBOR USD 3-Month plus 0.48%), 6/11/21(a)(b)	3,261,476
2,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	2,639,770
1,750,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	1,907,500
2,097,000	Manulife Financial Corp., 4.061%, 2/24/32(c)	1,977,497
2,007,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	3,008,363
2,000,000	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45(b)(c)	2,000,000
2,205,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	2,745,817
1,715,000	Oil Insurance, Ltd., 5.785%,(b)(c)(d)	1,646,400
3,449,000	Sammons Financial Group, Inc., 4.450%, 5/12/27(b)	3,368,312
2,925,000	Securian Financial Group, Inc., 4.800%, 4/15/48(b)	2,899,135
2,049,000	Symetra Financial Corp., 4.250%, 7/15/24	2,010,009
2,975,000	Torchmark Corp., 4.550%, 9/15/28	3,022,734
2,117,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	2,822,896
		61,982,514

	Media — 1.6%
1,406,000	AMC Networks, Inc., 4.750%, 8/1/25	1,275,945
2,799,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	2,873,025
2,511,000	Comcast Corp., 4.600%, 10/15/38	2,535,553
1,996,000	CSC Holdings, LLC, 6.625%, 10/15/25(b)	2,020,950
3,331,000	Discovery Communications, LLC, 4.875%, 4/1/43	2,947,192
4,684,000	NBCUniversal Enterprise, Inc., 3.197%, (LIBOR USD 3-Month plus 0.40%), 4/1/21(a)(b)	4,638,156
3,250,000	Warner Media, LLC, 3.400%, 6/15/22	3,206,278
		19,497,099

	Metals & Mining — 0.5%
2,512,000	Freeport-McMoRan, Inc., 3.100%, 3/15/20	2,455,480

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Metals & Mining — (continued)
$1,356,000	Nucor Corp., 4.400%, 5/1/48	$1,309,901
2,726,000	Southern Copper Corp., 5.875%, 4/23/45	2,785,030
		6,550,411

	Multi-Utilities — 0.6%
2,275,000	CMS Energy Corp., 4.700%, 3/31/43	2,304,982
3,084,000	Consolidated Edison Co. of New York, Inc., Series C, 3.222%, (LIBOR USD 3-Month plus 0.40%), 6/25/21(a)	3,053,613
1,903,000	Progress Energy, Inc., 3.150%, 4/1/22	1,874,252
		7,232,847

	Oil, Gas & Consumable Fuels — 1.0%
2,970,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.200%, 12/1/47	2,673,836
781,000	Diamondback Energy, Inc., 5.375%, 5/31/25	761,475
803,000	Energy Transfer Operating L.P., 6.125%, 12/15/45	785,332
1,200,000	HollyFrontier Corp., 5.875%, 4/1/26	1,213,087
2,071,000	Marathon Petroleum Corp., 5.375%, 10/1/22(b)	2,088,847
1,348,000	Newfield Exploration Co., 5.625%, 7/1/24	1,364,850
700,000	Occidental Petroleum Corp., 4.100%, 2/15/47	652,998
3,198,000	Valero Energy Partners L.P., 4.500%, 3/15/28	3,131,356
		12,671,781

	Pharmaceuticals — 0.2%
2,115,000	Takeda Pharmaceutical Co., Ltd., 3.800%, 11/26/20(b)	2,127,759

	Road & Rail — 0.5%
2,619,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	2,851,073
3,044,000	CH Robinson Worldwide, Inc., 4.200%, 4/15/28	3,052,543
		5,903,616

	Semiconductors & Semiconductor Equipment — 0.2%
1,088,000	Entegris, Inc., 4.625%, 2/10/26(b)	1,000,960
2,210,000	Microchip Technology, Inc., 3.922%, 6/1/21(b)	2,192,293
		3,193,253

	Software — 0.4%
2,544,000	DXC Technology Co., 3.688%, (LIBOR USD 3-Month plus 0.95%), 3/1/21(a)	2,541,172
2,298,000	Microsoft Corp., 4.750%, 11/3/55	2,572,901
		5,114,073

	Specialty Retail — 0.5%
2,991,000	Dollar Tree, Inc., 3.700%, 5/15/23	2,941,154
3,150,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(b)	2,808,752
		5,749,906

	Telecommunication Services — 0.4%
5,343,000	AT&T, Inc., 4.750%, 5/15/46	4,744,018

	Textiles, Apparel & Luxury Goods — 0.5%
3,089,000	Cintas Corp. No 2, 3.700%, 4/1/27	3,016,904
3,076,000	Tapestry, Inc., 4.125%, 7/15/27	2,878,185
		5,895,089

	Tobacco — 0.1%
1,139,000	BAT Capital Corp., 4.540%, 8/15/47	906,702

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Trading Companies & Distributors — 0.3%
$2,856,000	Ashtead Capital, Inc., 5.625%, 10/1/24(b)	$2,884,560
1,244,000	United Rentals North America, Inc., 6.500%, 12/15/26	1,225,340
		4,109,900

	Total Corporate Bonds (Cost $441,177,458)	426,699,356

MORTGAGE-BACKED SECURITIES — 15.0%

	Fannie Mae — 11.5%
3,904	5.000%, 8/1/20, Pool #832058	3,972
24,631	6.000%, 7/1/22, Pool #944967	24,607
58,250	5.000%, 9/1/25, Pool #255892	61,019
12,745,000	2.930%, 10/1/27, Pool #AN7060	12,411,465
9,494,498	3.010%, 11/1/27, Pool #AN7299	9,356,999
6,400,000	3.030%, 1/1/28, Pool #AN7807	6,284,415
6,120,000	3.500%, 4/1/28, Pool #AN8653	6,182,515
11,240,000	3.520%, 4/1/28, Pool #AN8853	11,378,134
7,455,000	3.410%, 5/1/28, Pool #AN8506	7,518,543
6,580,000	3.430%, 5/1/28, Pool #AN9233	6,673,226
13,614,000	3.640%, 6/1/28, Pool #AN9354	13,982,630
2,575,000	4.000%, 10/1/28, Pool #BL0153	2,685,731
9,225,000	4.000%, 12/1/28, Pool #BL0609	9,679,090
1,949,392	4.000%, 6/1/34, Pool #MA1922	2,022,401
82,532	6.500%, 1/1/35, Pool #809198	91,628
1,790,808	4.000%, 3/1/35, Pool #MA2211	1,857,878
25,775	7.000%, 6/1/35, Pool #255820	27,710
77,323	6.500%, 3/1/36, Pool #866062	85,285
55,982	6.500%, 7/1/36, Pool #885493	60,117
6,356,223	3.430%, 6/1/37, Pool #AN5480	6,287,477
714,013	5.500%, 8/1/37, Pool #995082	767,332
450,451	4.500%, 10/1/39, Pool #AC2645	471,681
322,493	5.000%, 6/1/40, Pool #AD4927	342,285
252,589	5.000%, 6/1/40, Pool #AD8718	268,129
965,408	4.500%, 12/1/40, Pool #AH1100	1,011,207
336,481	4.500%, 3/1/41, Pool #AB2467	352,436
635,439	4.500%, 5/1/41, Pool #AI1023	664,410
478,599	4.500%, 11/1/41, Pool #AJ4994	501,302
708,354	4.500%, 12/1/41, Pool #AJ7696	741,304
1,573,944	3.500%, 6/1/42, Pool #AB5373	1,586,054
2,142,755	3.500%, 5/1/43, Pool #AB9368	2,155,887
1,887,431	3.500%, 5/1/43, Pool #AL3605	1,902,161
2,286,284	3.500%, 8/1/43, Pool #AU0613	2,297,994
1,019,811	4.500%, 11/1/44, Pool #MA2100	1,061,879
2,220,338	4.500%, 1/1/45, Pool #MA2158	2,310,163
3,209,076	4.000%, 3/1/45, Pool #MA2217	3,276,738
2,938,146	4.000%, 6/1/46, Pool #MA2653	2,997,689
3,385,613	4.500%, 7/1/46, Pool #AS7568	3,508,943
1,587,453	4.000%, 11/1/46, Pool #MA2808	1,619,051
6,090,758	4.000%, 8/1/47, Pool #BH5117	6,210,428
10,891,179	5.000%, 8/1/48, Pool #CA2219	11,421,386
		142,143,301

	Freddie Mac — 3.5%
40,090	5.500%, 10/1/21, Pool #G12425	40,959
45,670	5.000%, 12/1/21, Pool #J04025	45,901
86,376	5.000%, 7/1/25, Pool #C90908	90,442
294,432	2.500%, 1/1/28, Pool #J22069	291,153
1,116,144	3.500%, 7/1/30, Pool #G18562	1,132,342
188,058	4.000%, 11/1/31, Pool #C91410	193,137
91,424	5.000%, 3/1/36, Pool #G08115	97,056

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac — (continued)
$3,338,032	4.000%, 4/1/36, Pool #C91874	$3,442,728
4,857,655	3.500%, 6/1/36, Pool #C91875	4,919,171
25,384	5.000%, 7/1/36, Pool #G02291	26,954
2,672,583	3.500%, 8/1/36, Pool #C91888	2,706,430
276,799	6.500%, 9/1/36, Pool #G08152	310,568
5,810,308	3.500%, 11/1/36, Pool #C91906	5,883,894
87,519	5.000%, 2/1/37, Pool #A57714	92,728
3,404,880	4.000%, 5/1/37, Pool #C91938	3,511,702
117,453	4.500%, 10/1/39, Pool #A89346	122,981
361,873	5.000%, 6/1/40, Pool #C03479	383,292
997,037	5.000%, 7/1/40, Pool #A93070	1,056,050
117,115	5.000%, 9/1/40, Pool #C03518	124,047
1,270,917	4.000%, 12/1/42, Pool #G07266	1,307,685
1,004,887	3.500%, 5/1/43, Pool #Q18305	1,012,219
750,170	4.000%, 5/1/44, Pool #V81186	766,764
378,322	4.000%, 7/1/44, Pool #G08595	386,695
425,703	4.000%, 9/1/44, Pool #Q28299	435,106
2,047,632	4.000%, 8/1/46, Pool #G08717	2,090,429
9,709,583	3.500%, 9/1/47, Pool #Q50962	9,713,590
2,215,526	4.000%, 6/1/48, Pool #G67713	2,269,815
		42,453,838

	Ginnie Mae — 0.0%
180,814	5.000%, 2/15/40, Pool #737037	191,632

	Total Mortgage-Backed Securities (Cost $184,525,794)	184,788,771

MUNICIPAL BONDS — 4.9%

	Alabama — 0.2%
3,000,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32	3,065,280

	California — 0.8%
1,889,000	California Institute of Technology, 4.283%, 9/1/16	1,824,343
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	3,768,635
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,829,570
1,850,000	University of California, University & College Improvements, Taxable Revenue, Series AN, 3.338%, 5/15/22	1,882,764
		9,305,312

	Connecticut — 0.2%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,059,100

	Hawaii — 0.1%
750,000	State of Hawaii, Public Improvements G.O., Taxable, Series FJ, 1.921%, 10/1/22	731,685

	Illinois — 0.4%
1,800,000	State of Illinois, Public Improvements, Taxable Building Revenue, 3.481%, 6/15/26	1,711,710
3,130,000	State of Illinois, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	2,805,982
		4,517,692

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — 0.2%
$2,900,000	Lexington-Fayette Urban County Airport Board, Taxable Revenue, Series C, 2.450%, 7/1/23	$2,845,741

	New Jersey — 0.3%
1,335,000	New Jersey Economic Development Authority, Advance Refunding Revenue, Series B, 5.000%, 11/1/19	1,364,570
2,375,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	2,429,768
		3,794,338

	New York — 0.7%
3,020,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.330%, 2/1/28	2,956,187
2,000,000	New York State Dormitory Authority, Public Improvements, Taxable Revenue, Series D, 2.550%, 3/15/21	1,992,200
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	746,430
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	897,705
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,709,520
		8,302,042

	North Carolina — 0.2%
2,600,000	Duke University, 3.299%, 10/1/46	2,367,670

	Ohio — 0.4%
5,658,000	Premier Health Partners, Series G, Callable 5/15/26 @ 100, 2.911%, 11/15/26	5,248,878

	Pennsylvania — 0.6%
1,005,000	Commonwealth Financing Authority, School Improvements, Taxable Revenue, Series A, 4.014%, 6/1/33	1,010,980
4,375,000	Lehigh University, 3.479%, 11/15/46	4,006,362
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,274,690
		7,292,032

	Texas — 0.6%
2,825,000	City of Houston, TX, Combined Utility System Revenue, Taxable Revenue, 1St Lien-Series B, Current Refunding Revenue Bonds, 3.428%, 5/15/23	2,884,127
4,100,000	New Hope Cultural Education Facilities Finance Corp., Texas A&M University Cain Hall Red & College Improvements, Taxable Revenue, 1.806%, 4/1/21	4,000,575
		6,884,702

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Washington — 0.2%
$3,000,000	Port of Seattle, WA, Refunding Revenue, Taxable, Intermediate Lien-Ser, Advance Refunding Revenue Bonds, 2.430%, 5/1/22	$2,968,470

	Total Municipal Bonds (Cost $61,615,990)	60,382,942

U.S. GOVERNMENT AGENCIES — 0.9%

	Federal Farm Credit Bank — 0.6%
7,730,000	3.700%, 1/25/27	7,730,085

	Federal Home Loan Bank — 0.3%
4,105,000	2.900%, 6/28/27	4,014,103

	Total U.S. Government Agencies (Cost $11,813,030)	11,744,188

U.S. TREASURY BONDS — 3.8%
5,868,000	3.125%, 2/15/43	5,985,589
45,080,400	2.500%, 2/15/45	40,854,113

	Total U.S. Treasury Bonds (Cost $45,617,233)	46,839,702

U.S. TREASURY NOTES — 0.1%
787,600	2.750%, 2/15/28	791,661

	Total U.S. Treasury Notes (Cost $768,746)	791,661

Shares
PREFERRED STOCKS — 0.4%

	Banks — 0.2%
110,470	US Bancorp, Series F, 6.500%	2,925,246

	Energy Equipment & Services — 0.2%
90,000	Energy Transfer Operating L.P., Series D, 7.625%(c)	2,062,800

	Total Preferred Stocks (Cost $5,271,817)	4,988,046

Shares		Fair Value
MONEY MARKET FUND — 0.7%
8,772,545	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(f)	$8,772,545

	Total Money Market Fund (Cost $8,772,545)	8,772,545

Total Investments — 99.7% (Cost $1,251,207,535)		1,232,039,857
Net Other Assets (Liabilities) — 0.3%		3,316,059

NET ASSETS — 100.0%		$1,235,355,916

(a)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2018. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2018. The maturity date reflected is the final maturity date.

(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Corporate Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 99.5%

	Aerospace & Defense — 0.6%
$150,000	L3 Technologies, Inc., 4.950%, 2/15/21	$153,496

	Automobiles — 0.6%
142,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	138,706

	Banks — 16.0%
240,000	ABN AMRO Bank NV, 2.650%, 1/19/21(a)	236,545
200,000	Associated Banc-Corp., 2.750%, 11/15/19	199,051
230,000	Bank of America Corp., 2.503%, 10/21/22	221,451
185,000	Bank of America Corp., 3.487%, (LIBOR USD 3-Month plus 1.00%), 4/24/23(b)	183,007
225,000	Bank of America Corp., 3.366%, 1/23/26(c)	215,121
185,000	Capital One Financial Corp., 3.200%, 2/5/25	172,706
228,000	CIT Group, Inc., 4.750%, 2/16/24	219,450
400,000	Citigroup, Inc., 4.400%, 6/10/25	391,458
250,000	Citizens Bank NA / Providence RI, BKNT, 3.499%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(b)	245,464
250,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	249,184
300,000	HSBC Holdings PLC, 3.262%, 3/13/23(c)	293,597
275,000	JPMorgan Chase & Co., 3.875%, 9/10/24	270,593
157,000	JPMorgan Chase & Co., Series I, 5.990%,(d)(e)	154,841
300,000	Svenska Handelsbanken AB, BKNT, 3.159%, (LIBOR USD 3-Month plus 0.47%), 5/24/21(b)	297,284
200,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(e)	189,386
200,000	Westpac Banking Corp., 2.800%, 1/11/22	196,264
250,000	Zions Bancorp NA, 3.500%, 8/27/21	249,225
		3,984,627

	Beverages — 1.6%
235,000	Constellation Brands, Inc., 3.209%, (LIBOR USD 3-Month plus 0.7%), 11/15/21(b)	232,185
185,000	Cott Holdings, Inc., 5.500%, 4/1/25(a)	174,363
		406,548

	Capital Goods — 1.2%
300,000	SBA Tower Trust, 2.898%, 10/15/19(a)	298,232

	Chemicals — 3.3%
132,000	DowDuPont, Inc., 4.493%, 11/15/25	135,904
140,000	FMC Corp., 3.950%, 2/1/22	140,776
118,000	INVISTA Finance, LLC, 4.250%, 10/15/19(a)	117,126
86,000	NOVA Chemicals Corp., 4.875%, 6/1/24(a)	77,615
225,000	Westlake Chemical Corp., 3.600%, 8/15/26	206,299
139,000	Yara International ASA, 4.750%, 6/1/28(a)	138,543
		816,263

	Commercial Services & Supplies — 2.8%
231,000	Ferguson Finance PLC, 4.500%, 10/24/28(a)	230,768
83,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	76,153
200,000	Interpublic Group of Cos., Inc. (The), 4.200%, 4/15/24	199,894
200,000	WPP Finance 2010, 3.625%, 9/7/22	194,488
		701,303

	Diversified Financial Services — 10.6%
249,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	249,592
190,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	181,547

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Diversified Financial Services — (continued)
$ 60,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	$60,299
270,000	Goldman Sachs Group, Inc. (The), 3.637%, (LIBOR USD 3-Month plus 1.16%), 4/23/20(b)	270,933
315,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	310,044
378,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	361,982
60,000	Jefferies Group, LLC / Jefferies Group Capital Finance, Inc., 4.850%, 1/15/27	57,335
200,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(a)	209,087
250,000	Macquarie Group, Ltd., 6.250%, 1/14/21(a)	262,510
150,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(c)	143,189
210,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	217,598
190,000	ORIX Corp., 2.900%, 7/18/22	185,649
136,000	Voya Financial, Inc., Series A, 6.125%,(d)(e)	129,030
		2,638,795

	Diversified Telecommunication Services — 4.1%
230,000	AT&T, Inc., 3.000%, 6/30/22	224,308
255,000	AT&T, Inc., 3.956%, (LIBOR USD 3-Month plus 1.18%), 6/12/24(b)	247,348
200,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(a)	196,250
100,000	Verizon Communications, Inc., 5.150%, 9/15/23	106,435
128,000	Vodafone Group PLC, 3.426%, (LIBOR USD 3-Month plus 0.99%), 1/16/24(b)	124,863
144,000	West Corp., 8.500%, 10/15/25(a)	113,040
		1,012,244

	Electric Utilities — 2.5%
200,000	Appalachian Power Co., 4.600%, 3/30/21	204,806
220,000	Dominion Energy, Inc., 2.579%, 7/1/20	216,557
200,000	Exelon Corp., 3.950%, 6/15/25	197,404
		618,767

	Electrical Equipment — 0.7%
185,000	Textron, Inc., 3.650%, 3/1/21	185,965

	Energy Equipment & Services — 8.4%
153,000	Apache Corp., 4.375%, 10/15/28	142,903
200,000	Cenovus Energy, Inc., 4.250%, 4/15/27	182,164
80,000	Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27	75,524
108,000	Cheniere Energy Partners L.P., 5.625%, 10/1/26(a)	100,980
189,000	Diamondback Energy, Inc., 4.750%, 11/1/24	182,385
223,000	Enable Midstream Partners L.P., 3.900%, 5/15/24	213,910
275,000	Energy Transfer Partners L.P., 4.050%, 3/15/25	258,102
89,000	Hess Corp., 7.875%, 10/1/29	99,543
153,000	MPLX L.P., 4.125%, 3/1/27	145,673
58,000	Murphy Oil Corp., 6.875%, 8/15/24	57,687
95,000	Nabors Industries, Inc., 5.750%, 2/1/25	71,922
272,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	282,461

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy Equipment & Services — (continued)
$288,000	Western Gas Partners LP, 4.000%, 7/1/22	$285,534
		2,098,788

	Equity Real Estate Investment Trusts (REITS) — 13.2%
192,000	Alexandria Real Estate Equities, Inc., 4.600%, 4/1/22	197,654
210,000	American Homes 4 Rent LP, 4.250%, 2/15/28	202,936
300,000	American Tower Corp., 5.050%, 9/1/20	307,188
157,000	American Tower Trust, 3.652%, 3/23/28(a)	156,824
235,000	Duke Realty L.P., 3.250%, 6/30/26	223,508
200,000	Essex Portfolio L.P., 3.250%, 5/1/23	195,689
186,000	Healthcare Realty Trust, Inc., 3.625%, 1/15/28	174,656
233,000	Host Hotels & Resorts LP, Series D, 3.750%, 10/15/23	228,537
160,000	Hudson Pacific Properties L.P., 3.950%, 11/1/27	148,732
18,000	iStar, Inc., 4.625%, 9/15/20	17,550
141,000	iStar, Inc., 5.250%, 9/15/22	131,821
233,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	235,363
208,000	Kimco Realty Corp., 3.400%, 11/1/22	204,735
189,000	Physicians Realty L.P., 4.300%, 3/15/27	183,531
125,000	Realogy Group, LLC / Realogy Co-Issuer Corp., 4.500%, 4/15/19(a)	124,531
120,000	Realty Income Corp., 4.650%, 8/1/23	124,866
106,000	Scentre Group Trust 1 / Scentre Group Trust 2, 3.750%, 3/23/27(a)	102,334
250,000	Spirit Realty L.P., 4.450%, 9/15/26	240,169
21,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	20,213
86,000	VEREIT Operating Partnership L.P., 3.950%, 8/15/27	79,838
		3,300,675

	Food & Staples Retailing — 0.8%
214,000	Bayer U.S. Finance II, LLC, 4.375%, 12/15/28(a)	204,317

	Food, Beverage & Tobacco — 0.6%
140,000	CVS Health Corp., 3.700%, 3/9/23	138,501

	Health Care Providers & Services — 2.4%
200,000	Becton Dickinson and Co., 3.678%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(b)	197,990
140,000	Celgene Corp., 3.250%, 8/15/22	137,450
69,000	DaVita, Inc., 5.000%, 5/1/25	62,617
217,000	Magellan Health, Inc., 4.400%, 9/22/24	203,942
		601,999

	Hotels, Restaurants & Leisure — 1.4%
154,000	Hyatt Hotels Corp., 4.375%, 9/15/28	149,873
200,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(a)	206,250
		356,123

	Household Durables — 1.3%
130,000	Mohawk Industries, Inc., 3.850%, 2/1/23	130,179
200,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	198,500
		328,679

	Industrial Conglomerates — 0.8%
214,000	Carlisle Cos., Inc., 3.500%, 12/1/24	204,911

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — 13.8%
$255,000	Alleghany Corp., 4.950%, 6/27/22	$266,656
299,000	American Equity Investment Life Holding Co., 5.000%, 6/15/27	291,511
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	261,183
92,000	AXA Equitable Holdings, Inc., 3.900%, 4/20/23(a)	90,860
180,000	CBRE Services, Inc., 5.250%, 3/15/25	187,510
60,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/1/25(a)	57,318
195,000	Five Corners Funding Trust, 4.419%, 11/15/23(a)	200,612
303,000	Horace Mann Educators Corp., 4.500%, 12/1/25	297,284
245,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	247,013
475,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	467,110
200,000	Ohio National Financial Services, Inc., 6.375%, 4/30/20(a)	206,517
165,000	Oil Insurance, Ltd., 5.785%,(a)(d)(e)	158,400
220,000	Sammons Financial Group, Inc., 4.450%, 5/12/27(a)	214,853
270,000	Symetra Financial Corp., 4.250%, 7/15/24	264,862
229,000	Torchmark Corp., 4.550%, 9/15/28	232,674
		3,444,363

	Media — 3.1%
69,000	AMC Networks, Inc., 4.750%, 8/1/25	62,617
110,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	133,644
308,000	Comcast Corp., 4.150%, 10/15/28	312,753
62,000	CSC Holdings, LLC, 6.625%, 10/15/25(a)	62,775
218,000	Discovery Communications, LLC, 3.950%, 3/20/28	202,138
		773,927

	Metals & Mining — 1.5%
244,000	Nucor Corp., 3.950%, 5/1/28	241,321
130,000	Southern Copper Corp., 3.500%, 11/8/22	126,826
		368,147

	Multi-Utilities — 1.9%
200,000	Entergy Louisiana, LLC, 4.440%, 1/15/26	207,206
275,000	Progress Energy, Inc., 3.150%, 4/1/22	270,846
		478,052

	Oil, Gas & Consumable Fuels — 2.0%
210,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 1/15/25	213,773
84,000	HollyFrontier Corp., 5.875%, 4/1/26	84,916
146,000	Marathon Petroleum Corp., 5.375%, 10/1/22(a)	147,258
65,000	Newfield Exploration Co., 5.625%, 7/1/24	65,813
		511,760

	Retailing — 1.4%
195,000	Dollar Tree, Inc., 3.149%, (LIBOR USD 3-Month plus 0.7%), 4/17/20(b)	193,756
150,000	Tapestry, Inc., 3.000%, 7/15/22	144,561
		338,317

	Semiconductors & Semiconductor Equipment — 1.6%
71,000	Entegris, Inc., 4.625%, 2/10/26(a)	65,320

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Semiconductors & Semiconductor Equipment — (continued)
$130,000	Microchip Technology, Inc., 3.922%, 6/1/21(a)	$128,958
200,000	NXP BV / NXP Funding, LLC, 4.125%, 6/1/21(a)	197,500
		391,778

	Textiles, Apparel & Luxury Goods — 0.3%
75,000	Cintas Corp. No 2, 3.700%, 4/1/27	73,250

	Trading Companies & Distributors — 1.0%
200,000	Ashtead Capital, Inc., 5.625%, 10/1/24(a)	202,000
43,000	United Rentals North America, Inc., 6.500%, 12/15/26	42,355
		244,355

	Total Corporate Bonds (Cost $25,294,422)	24,812,888

Shares
PREFERRED STOCKS — 0.5%

	Banks — 0.0%
25	US Bancorp, Series F, 6.500%(e)	662

	Energy Equipment & Services — 0.5%
5,000	Energy Transfer Operating L.P., Series D, 7.625%(e)	114,600

	Total Preferred Stocks (Cost $125,961)	115,262

Shares		Fair Value
MONEY MARKET FUND — 0.9%

236,956	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(f)	$236,956
	Total Money Market Fund (Cost $236,956)	236,956

Total Investments — 100.9% (Cost $25,657,339)		25,165,106
Net Other Assets (Liabilities) — (0.9)%		(219,208)

NET ASSETS — 100.0%		$24,945,898

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2018. The maturity date reflected is the final maturity date.

(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2018. The maturity date reflected is the final maturity date.

(f)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 22.2%

$458,357	Aegis Asset Backed Securities Trust, Series
	2005-5, Class 1A4, 2.856%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$453,665
794,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8/18/22	786,651
121,884	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 2.846%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	121,591
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	495,848
300,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	293,778
300,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 3.906%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	301,148
101,953	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M2, 4.081%, (LIBOR USD 1-Month plus 1.58%), 12/25/34(a)	103,763
100,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	98,985
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	575,104
60,451	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.127%, 6/25/37	61,286
494,655	Encore Credit Receivables Trust, Series 2005-4, Class M2, 2.946%, (LIBOR USD 1-Month plus 0.44%), 1/25/36(a)	492,838
350,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	347,207
274,440	GSAMP Trust, Series 2006-SEA1, Class M1, 3.006%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	271,397
750,000	Hertz Vehicle Financing II L.P., Series 2015-3A, Class A, 2.670%, 9/25/21(b)	739,239
333,175	Home Equity Asset Trust, Series 2005-7, Class M1, 2.956%, (LIBOR USD 1-Month plus 0.45%), 1/25/36(a)	333,370
138,261	Home Equity Asset Trust, Series 2005-8, Class M1, 2.936%, (LIBOR USD 1-Month plus 0.43%), 2/25/36(a)	138,247
362,798	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 3.211%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	362,445
152,154	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 3.211%, (LIBOR USD 1-Month plus 0.71%), 8/25/35(a)	152,402
368,152	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 3.016%, (LIBOR USD 1-Month plus 0.51%), 9/25/35(a)	367,464
355,031	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 3.196%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	354,786
262,898	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WCW3, Class M1, 2.986%, (LIBOR USD 1-Month plus 0.48%), 8/25/35(a)	262,374
320,000	RAMP Trust, Series 2005-RZ4, Class M2, 3.006%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	318,838

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$400,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class B, 3.270%, 1/17/23	$400,972
221,111	Saxon Asset Securities Trust, Series 2004-3, Class M1, 3.406%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	217,933
149,700	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	157,880
	Total Asset Backed Securities (Cost $7,973,599)	8,209,211

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.9%

92,106	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	96,713
130,715	Banc of America Funding Trust, Series 2005-B, Class 3A1, 2.930%, (LIBOR USD 1-Month plus 0.46%), 4/20/35(a)	129,791
63,639	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	63,478
73,178	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	73,801
22,374	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	22,381
119,035	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	123,193
67,483	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	68,380
134,404	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	138,752
192,600	Fannie Mae, Series 2003-21, Class OW, 4.000%, 3/25/33	196,769
24,959	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	27,187
509,171	Fannie Mae, Series 2005-110, Class GL, 5.500%, 12/25/35	557,525
380,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	412,240
514,000	Fannie Mae, Series 2013-2, Class LB, 3.000%, 2/25/43	478,432
562,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	551,578
139,734	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	137,109
28,028	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	28,242
195,000	Freddie Mac, Series 4097, Class CU, 1.500%, 8/15/27	172,670
351,279	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	355,620
180,000	Freddie Mac, Series 4230, Class VB, 2.500%, 12/15/31	174,766
181,083	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	198,752
533,000	Freddie Mac, Series -4136, Class PY, 2.000%, 11/15/32	451,823
400,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	377,298
249,543	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	265,170

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$462,273	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	$483,185
500,000	Freddie Mac, Series 3714, Class PB, 4.750%, 8/15/40	558,013
665,000	Freddie Mac, Series 3762, Class LN, 4.000%, 11/15/40	690,369
98,160	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	100,936
200,000	Freddie Mac, Series 3815, Class TB, 4.500%, 2/15/41	214,778
148,365	Freddie Mac, Series 4293, Class MH, 3.000%, 12/15/41	146,637
400,000	Freddie Mac, Series 3989, Class JW, 3.500%, 1/15/42	396,877
500,000	Freddie Mac, Series 4650, Class BC, 3.500%, 5/15/43	501,255
551,695	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	513,832
351,028	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	355,980
177,200	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	176,635
358,749	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	363,854
64,895	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	65,104
254,267	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	255,118
55,562	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	54,589
227,103	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	226,184
58,377	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 4.785%, 7/25/35(c)	57,498
39,154	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	39,066
10,064	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	10,160
657	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	655

	Total Collateralized Mortgage Obligations (Cost $10,326,921)	10,312,395

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.8%

500,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	497,600
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	314,407
180,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	181,344
250,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	245,595
5,354	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.050%, 12/10/49(c)	5,344
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	504,857
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.698%, 11/10/46(b)(c)	208,723

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K153, Class A3, 3.117%, 10/25/31(c)	$474,857
494,969	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.880%, 7/25/27(c)	483,275
150,000	Ginnie Mae, Series 2011-20, Class C, 3.562%, 4/16/41(c)	150,428
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	178,753
475,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class AS, 4.085%, 5/10/45	487,087
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	493,518
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	510,326
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	102,331
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	503,211
400,000	Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5, 4.177%, 7/15/51	412,510
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(b)(c)	781,164
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	306,382
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	410,908
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(b)(c)	102,206
350,000	WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	353,004
529,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	537,298
164,000	WF-RBS Commercial Mortgage Trust, Series
	2014-C23, Class A5, 3.917%, 10/15/57	167,977

	Total Commercial Mortgage-Backed Securities (Cost $8,734,140)	8,413,105

CORPORATE BONDS — 1.6%

	Diversified Telecommunication Services — 0.9%
350,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(b)	343,437

	Equity Real Estate Investment Trusts (REITS) — 0.7%
250,000	American Tower Trust, 3.652%, 3/23/28(b)	249,719

	Total Corporate Bonds (Cost $600,000)	593,156

MORTGAGE-BACKED SECURITIES — 24.5%

425,000	3.110%, 11/1/27, Pool #AN7537	419,378
600,000	3.640%, 6/1/28, Pool #AN9354	616,246
300,000	3.220%, 9/1/32, Pool #AN6850	285,928
293,670	4.500%, 11/1/47, Pool #BM3286	304,322
		1,625,874

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — 12.9%
$344,360	3.010%, 11/1/27, Pool #AN7299	$339,373
500,000	3.515%, 4/1/28, Pool #AN9042	509,692
136,971	5.500%, 6/1/38, Pool #984277	147,301
77,667	5.500%, 8/1/38, Pool #995072	83,682
110,211	4.500%, 9/1/39, Pool #AC1830	115,410
103,996	4.500%, 10/1/40, Pool #AE4855	108,930
173,338	3.500%, 2/1/41, Pool #AH5646	174,668
327,695	4.000%, 3/1/41, Pool #AH4008	336,955
83,616	4.500%, 6/1/41, Pool #AC9298	87,545
223,312	5.000%, 7/1/41, Pool #AI5595	237,060
300,111	4.000%, 9/1/41, Pool #AJ1717	308,592
263,854	3.500%, 6/1/42, Pool #AB5373	265,884
115,365	4.500%, 10/1/44, Pool #MA2066	120,124
402,636	4.000%, 12/1/44, Pool #MA2127	411,210
367,182	4.500%, 1/1/45, Pool #MA2158	382,036
375,663	3.500%, 3/1/45, Pool #AS4552	377,084
328,108	4.000%, 11/1/46, Pool #MA2808	334,639
399,801	4.500%, 5/1/48, Pool #CA1711	414,288
		4,754,473

	Freddie Mac — 7.2%
474,047	3.500%, 5/1/32, Pool #C91458	482,676
352,298	3.500%, 7/1/32, Pool #C91467	358,712
130,924	4.000%, 11/1/32, Pool #G30616	135,833
53,627	5.500%, 10/1/39, Pool #A89387	56,740
103,632	5.000%, 4/1/40, Pool #A91812	109,894
175,890	5.500%, 4/1/40, Pool #C03467	188,171
83,893	5.000%, 8/1/40, Pool #C03491	88,859
167,030	4.000%, 11/1/40, Pool #A94742	171,861
192,927	4.000%, 12/1/40, Pool #A95447	198,510
409,230	3.500%, 8/1/42, Pool #Q10324	412,262
448,807	4.000%, 4/1/46, Pool #Q40048	458,168
		2,661,686

	Ginnie Mae — 0.0%
19,759	4.000%, 12/20/40, Pool #755678	20,375

	Total Mortgage-Backed Securities (Cost $9,132,341)	9,062,408

Shares
MONEY MARKET FUND — 0.9%

335,043	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(d)	$335,043

	Total Money Market Fund (Cost $335,043)	335,043

Total Investments — 99.9% (Cost $37,102,044)		36,925,318
Net Other Assets (Liabilities) — 0.1%		22,342

NET ASSETS — 100.0%		$36,947,660

(a)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2018. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2018. The maturity date reflected is the final maturity date.

(d)	Represents the current yield as of report date.

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 95.5%

	Kentucky — 95.5%
$300,000	Bowling Green Independent School District Finance Corp., School Improvements Revenue, (State Intercept), 5.000%, 8/1/24	$341,160
200,000	City Of Hopkinsville, KY, Refunding G.O., Series A, 4.000%, 10/1/24	218,870
300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	332,346
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	449,480
300,000	Eastern Kentucky University, University & College Improvements Revenue, Series A (State Intercept), 5.000%, 4/1/25	342,357
250,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, 5.000%, 10/1/21	269,367
300,000	Jefferson County School District Finance Corp., School Improvements Revenue Bonds (State Intercept), Series C, Callable 12/1/25 @ 100, 4.000%, 12/1/28	322,863
250,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	285,453
250,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	281,940
400,000	Kentucky Association of Counties Finance Corp., Public Improvements Revenue, First Series B, 4.000%, 2/1/25	434,572
250,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	254,665
250,000	Kentucky State Property & Building Commission, Project No. 116, University & College Improvements Revenue, (AGM-State Intercept), 5.000%, 10/1/26	289,363
280,000	Kentucky State Property & Building Commission, Refunding Revenue, Callable 8/01/25 @ 100, 5.000%, 8/1/31	314,798
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	443,825
280,000	Kentucky Turnpike Authority Revitalization Projs-Ser A Highway Imps. Revenue Bonds, 5.000%, 7/1/20	292,603
275,000	Kentucky Turnpike Authority Revitalization Projs-Ser A Highway Imps. Revenue Bonds, Callable 7/1/22 @ 100, 5.000%, 7/1/24	303,297
400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	418,576
250,000	Laurel County, KY, Correctional Facilities Improvements G.O., Series A, Callable 5/1/27 @ 100, (BAM), 5.000%, 5/1/28	291,197
300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	326,433

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$250,000	Lexington-Fayette Urban County Government Public Facilities Corp., Court Facilities Project, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/27	$288,797
215,000	Lexington-Fayette Urban County Government Ref-A Current Refunding G.O. Unlimited, 5.000%, 10/1/21	232,796
250,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	272,907
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	537,950
410,000	Louisville & Jefferson County, Metropolitan Government, Catholic Health Initiatives, Prerefunded Revenue, Callable 6/1/22 @ 100, 5.000%, 12/1/35	451,353
325,000	Louisville & Jefferson County, Metropolitan Government, Center City Project, Refunding Notes, G.O., Callable 12/1/25 @ 100, 5.000%, 12/1/28	379,863
200,000	Louisville & Jefferson County, Metropolitan Sewer District,Sewer Improvements Revenue, Series A, 5.000%, 5/15/25	232,966
300,000	Murray, KY, School District Finance Corp., School Improvements Revenue, (State Intercept), 5.000%, 3/1/27	351,663
250,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	262,960
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	220,754
250,000	Taylor County Public Courthouse Corp., Justice Center Project, Refunding Revenue, Callable 9/1/26 @ 100, 4.000%, 9/1/27	268,928
300,000	University of Kentucky, Refunding Revenue, Series D (State Intercept), 5.250%, 10/1/20	317,049

	Total Municipal Bonds (Cost $9,852,130)	10,031,151

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 3.6%

382,193	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	$382,193

	Total Money Market Fund (Cost $382,193)	382,193

Total Investments — 99.1% (Cost $10,234,323)		10,413,344
Net Other Assets (Liabilities) — 0.9%		95,922

NET ASSETS — 100.0%.		$10,509,266

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 100.0%

	District of Columbia — 2.6%
$350,000	Washington Metropolitan Area Transit Authority, Series A-1, Advance Refunding Revenue Bonds, 5.000%, 7/1/26	$414,977

	Maryland — 97.4%
500,000	Anne Arundel County, MD, Consolidated Water & Sewer Utility Improvements G.O., 5.000%, 4/1/22	549,525
400,000	Cecil County, MD, Consolidated Public School Improvements, Refunding G.O., 4.000%, 2/1/24	438,236
500,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22	553,445
500,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	565,390
475,000	City Of Baltimore, MD, Consolidated Public Improvements, Refunding G.O., Series B, Callable 10/15/22 @ 100, 5.000%, 10/15/23	527,027
500,000	City Of Baltimore, MD, Senior Refunding Revenue Bonds, Series D, Callable 1/1/25 @ 100, 5.000%, 7/1/30	569,185
400,000	Dorchester County, MD, Telecommunications Improvements, G.O., Callable 1/1/28 @ 100, 5.000%, 1/1/31	475,492
275,000	Howard County, MD, Housing Commission, General Capital Improvement Program, Local Multifamily Housing Revenue, 4.000%, 6/1/22	290,065
430,000	Howard County, MD, Metropolitan District, Series E, Advance Refunding G.O., 5.000%, 2/15/24	493,563
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	140,815
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	144,580
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	251,690
30,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 2/11/19 @ 100, (Lutheran Center Corp.), 5.250%, 4/1/19	30,087
475,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	496,213
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	449,610
250,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System, Advance Refunding Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/28	289,685

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$500,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	$539,135
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	549,850
500,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	551,985
470,000	Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Current Refunding Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/32	538,131
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	574,684
400,000	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Refunding Revenue, 5.000%, 7/1/22	435,500
500,000	Maryland Stadium Authority, Construction & Revitalization, School Improvements Revenue, Callable 5/1/28 @ 100, 5.000%, 5/1/35	579,495
400,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	450,120
500,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	507,815
500,000	Montgomery County, MD, Consolidated Public Improvements, Refunding G.O., Series A, Callable 11/1/28 @ 100, 5.000%, 11/1/32	603,945
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	526,275
500,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	538,535
400,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/1/24 @ 100, 4.000%, 9/1/25	440,356
500,000	St Mary’s College of Maryland, Academic Fees & Auxiliary, Refunding Revenue, (BAM), 4.000%, 9/1/25	551,230
500,000	State of Maryland, Refunding G.O., Series B, 4.000%, 8/1/23	543,990
400,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., 4.000%, 6/1/24	440,400
400,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, 5.000%, 6/1/27	475,896

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$500,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, 5.000%, 6/1/38	$571,350
		15,683,300

	Total Municipal Bonds (Cost $15,810,098)	16,098,277

Shares		Fair Value
MONEY MARKET FUND — 1.0%

166,719	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	$166,719

	Total Money Market Fund (Cost $166,719)	166,719

Total Investments — 101.0% (Cost $15,976,817)		16,264,996
Net Other Assets (Liabilities) — (1.0)%		(168,910)

NET ASSETS — 100.0%		$16,096,086

(a)	Represents the current yield as of report date.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.5%

	North Carolina — 97.5%
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,528,268
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,588,045
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,090,130
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,086,020
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,134,440
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,143,521
1,475,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/28	1,702,548
1,010,000	Cape Fear Public Utility Authority, Advance Refunding Revenue Bonds, 5.000%, 8/1/25	1,189,053
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,338,840
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,589,858
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,654,530
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,037,590
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,121,050
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,045,610
2,275,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/33	2,703,337
1,520,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/34	1,796,093
1,875,000	Charlotte, NC, Refunding Revenue G.O., Series A, 5.000%, 7/1/25	2,209,725
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,047,280
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,395,887
2,735,000	City of Durham NC, Parking Facility Improvements, Revenue, 4.000%, 4/1/23	2,961,102
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,054,240

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	$1,458,081
1,225,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @ 100, 5.000%, 10/1/27	1,442,719
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,877,190
1,690,000	Fayetteville, NC, Public Works Commission, Multi-Utility Improvements Revenue, Callable 3/1/28 @ 100, 5.000%, 3/1/29	2,044,748
2,200,000	Forsyth County NC, Refunding Revenue, G.O., 5.000%, 7/1/26	2,633,532
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	1,974,808
2,075,000	High Point, NC, Combined Water & Sewer System, Advance Refunding Revenue Bonds, 5.000%, 11/1/26	2,482,385
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,146,613
1,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	1,065,380
1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,387,180
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	1,909,222
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,074,946
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,366,266
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	1,144,230
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @100, 5.000%, 10/1/34	1,382,196
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,381,603
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,089,520
840,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/24	933,064
750,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/25	841,523

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,045,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, (Housing and Urban Development, Section 8), 5.000%, 10/1/25	$1,171,476
1,750,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, Callable 10/1/27 @ 100 (Housing and Urban Development, Section 8), 5.000%, 10/1/34	1,925,403
1,040,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	1,084,824
4,315,000	North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement, Advance Refunding Revenue, Callable 11/1/26 @ 100, 5.000%, 11/1/37	4,757,719
5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	5,462,750
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	929,439
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,240,133
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,157,533
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,597,075
635,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/30	686,594
650,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/31	699,842
1,000,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/37	1,052,360
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,039,207
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,243,240
3,000,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/28	3,588,000

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$4,385,000	North Carolina State, Advance Refunding, Revenue, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/30	$5,197,190
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	4,774,997
2,645,000	North Carolina State, Refunding Revenue G.O., Series B, 5.000%, 6/1/25	3,114,964
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/26	1,443,325
1,500,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/27	1,753,635
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), Callable 1/1/27 @ 100, 5.000%, 1/1/28	2,438,667
1,660,000	Northern Hospital District Of Surry County, Advance Refunding Revenue, 5.000%, 10/1/27	1,864,711
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,319,892
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,231,720
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,521,192
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,241,540
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,672,425
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,796,542
1,000,000	Raleigh, NC, Refunding Revenue, Callable 02/1/26 @ 100, 5.000%, 2/1/27	1,177,550
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,306,332
870,000	Town of Oak Island, NC, Combined Enterprise System, Advance Refunding Revenue (AGM), 5.000%, 6/1/25	1,004,772
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,059,480
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,417,253
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,136,640
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28.	1,923,418
2,080,000	University of North Carolina at Greensboro, University & College Improvements, Prerefunded Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,220,483

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$2,735,000	University of North Carolina System, Appalachian State University, Unrefunded Revenue, Callable 4/1/20 @ 100, 5.250%, 10/1/22	$2,845,685
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,545,469
1,985,000	Wake County, NC, Advance Refunding Revenue Bonds, Series A, Callable 12/1/26 @ 100, 5.000%, 12/1/28	2,359,550
1,585,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/28 @ 100, 5.000%, 3/1/30	1,919,150
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,315,804
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,083,620
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,076,430
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,131,720
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,344,678
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,157,937

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	$1,142,630

	Total Municipal Bonds (Cost $155,434,788)	159,227,369

Shares
MONEY MARKET FUND — 2.3%

3,650,565	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	3,650,565

	Total Money Market Fund (Cost $3,650,565)	3,650,565

Total Investments — 99.8% (Cost $159,085,353)		162,877,934
Net Other Assets (Liabilities) — 0.2%		405,162

NET ASSETS — 100.0%		$163,283,096

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.8%

	South Carolina — 98.8%
$1,770,000	Anderson County, SC, School District No. 2, Refunding, G.O., (SCSDE), 5.000%, 3/1/24	$2,024,437
1,515,000	Anderson County, SC, School District No. 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	1,752,446
1,190,000	Anderson County, SC, School District No. 5, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/23	1,334,359
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,070,410
1,010,000	Beaufort County, SC, Public Improvements, G.O., Series B (State Aid Withholding), 5.000%, 5/1/22	1,110,818
1,000,000	Beaufort County, SC, School District, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/22	1,095,290
1,170,000	Beaufort County, SC, School District, Advance Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,340,656
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/24	1,144,800
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/25	1,165,490
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,086,660
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,112,700
1,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	1,627,950
1,000,000	Charleston Public Facilities Corp., Charleston City Project Series, Parking Facilities Improvement Revenue, Callable 9/1/27 @ 100, 5.000%, 9/1/29	1,191,860
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,502,248
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,376,870
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,130,530
1,000,000	College of Charleston, University & College Improvements Revenue, Series B, 5.000%, 4/1/27	1,181,910
1,170,000	Easley Combined Utility System, Refunding Revenue, Callable 12/1/19 @ 100, (Assured Guaranty), 5.000%, 12/1/24	1,203,930
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,195,915
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,132,440
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	1,226,126

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,350,000	Fort Mill School District No. 4, Advance Refunding, G.O., Series D (SCSDE), 5.000%, 3/1/22	$1,478,642
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,110,710
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,071,380
1,415,000	Greenville Health System, Hospital System Board, Series B, Callable 05/01/24 @ 100, 5.000%, 5/1/31	1,567,296
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,085,550
2,025,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	2,271,503
1,000,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,122,710
1,855,000	Lancaster County SC, Lancaster School District, School Improvements, G.O. (SCSDE), Callable 3/1/27 @ 100, 4.000%, 3/1/28	2,059,217
1,600,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,792,400
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,063,900
1,500,000	Lexington County, School District No. 2 , G.O., Series C, Callable 3/1/27 @ 100, (SCSDE), 5.000%, 3/1/29	1,783,770
1,345,000	Lexington County, School District No. 2, G.O., Series C, Callable 3/1/27 @ 100, (SCSDE), 5.000%, 3/1/30	1,590,705
1,000,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,145,620
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,649,041
1,485,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27 @ 100, 5.000%, 12/1/29	1,743,598
1,570,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,799,832
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,048,030
1,075,000	Richland County, SC, School District No. 1, Refunding Bonds, G.O., Series A, Callable 9/1/21 @ 100, (SCSDE), 4.000%, 3/1/23	1,128,997
1,640,000	Richland County, SC, School District No. 2, Refunding Bonds, G.O., Series B, Callable 3/1/27 @ 100, (SCSDE), 4.000%, 3/1/29	1,809,084
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,081,620
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	1,092,450

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,090,000	Rock Hill, SC, Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	$1,160,643
1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,720,830
1,135,000	SCAGO Educational Facilities Corp. for Colleton School District, Refunding Revenue, 5.000%, 12/1/20	1,197,641
790,000	SCAGO Educational Facilities Corp. for Union School District, Refunding Revenue, 5.000%, 12/1/21	849,021
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	514,615
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advance Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.000%, 2/1/29	955,935
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,105,710
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,618,470
1,400,000	South Carolina State Fiscal Accountability Authority, Department of Mental Health Project, Callable 04/01/27 @ 100, 5.000%, 10/1/37	1,599,808
1,250,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, 5.000%, 10/1/23	1,409,825
1,235,000	State Of South Carolina, Refunding Revenue, G.O., Series D, Callable 4/1/26 @ 100 (State Aid Withholding), 5.000%, 4/1/28	1,457,201

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,195,000	State of South Carolina, University & College Improvements, G.O., Series B, Callable 10/1/27 @ 100 (State Aid Withholding), 5.000%, 4/1/30	$1,436,629
185,000	Town Of Lexington, South Carolina Waterworks & Sewer System Revenue, Prefunded Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 5.000%, 4/1/22	197,495
755,000	Town Of Lexington, South Carolina Waterworks & Sewer System Revenue, Unrefunded Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 5.000%, 4/1/22	804,619

	Total Municipal Bonds (Cost $72,248,511)	73,532,342
Shares
MONEY MARKET FUND — 0.4%

315,670	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	315,670

	Total Money Market Fund (Cost $315,670)	315,670

Total Investments — 99.2% (Cost $72,564,181)		73,848,012
Net Other Assets (Liabilities) — 0.8%		624,535

NET ASSETS — 100.0%		$74,472,547

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.1%

	District of Columbia — 1.6%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,220,355

	Virginia — 96.5%
1,240,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.000%, 6/1/27	1,488,397
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	1,902,083
1,365,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.000%, 6/1/26	1,632,240
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,077,100
1,500,000	Arlington County, VA, Public Improvements G.O., Series A, Callable 8/15/27 @ 100, 5.000%, 8/15/29	1,804,500
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,221,916
1,770,000	Chesapeake, VA, Public Improvements, Refunding G.O., Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/30	2,112,707
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,110,032
1,000,000	Chesterfield County, VA, School District, School Public Improvement, G.O., Series A, Callable 1/1/28 @ 100 (State Aid Withholding), 4.000%, 1/1/31	1,109,100
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,241,661
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	2,760,000
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	1,114,210
1,680,000	Henrico County, VA, Economic Development Authority, Westminster Canterbury Project, Current Refunding, Callable 10/1/24 @ 100, 5.000%, 10/1/28	1,874,729
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	1,842,494
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,162,290
1,250,000	Loudoun Country, VA, Public Improvements, Advance Refunding G.O., Series A, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,477,637

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	$1,151,390
1,365,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,468,713
1,000,000	Lynchburg Economic Development Authority, Current Refunding Revenue Bonds, Series A, 5.000%, 1/1/26	1,153,970
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,643,688
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,082,770
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,104,160
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,105,710
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,106,490
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,604,585
2,000,000	Norfolk, VA, Public Improvements, G.O., Series A, Callable 10/1/26 @ 100, 5.000%, 10/1/30	2,349,980
1,500,000	Portsmouth, VA, Public Improvements, Refunding G.O., Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	1,674,105
200,000	Portsmouth, VA, Public Improvements, Refunding G.O., Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	222,882
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,247,117
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/2025 @ 100, 5.000%, 10/1/26	1,456,401
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,294,900
1,250,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.000%, 1/15/27	1,475,125
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	925,365
1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	1,045,610

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	$1,658,627
1,220,000	Spotsylvania County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/22	1,341,353
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,477,950
1,850,000	Virginia College Building Authority, 21st Century College Programs, University & College Improvements Revenue, Callable 2/1/27 @ 100, 5.000%, 2/1/31	2,176,007
2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	2,733,725
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	1,898,752
2,000,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Anticipation Advance Refunding Revenue, Callable 9/15/27 @ 100, 5.000%, 9/15/31	2,373,220
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,054,629
1,500,000	Virginia Port Authority Commonwealth Port Fund, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,570,695
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,158,900

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,515,000	Virginia Public School Authority, Advance Refunding Revenue, Callable 8/1/25 @ 100 (State Aid Withholding), 5.000%, 8/1/26	$1,769,399
1,525,000	Western Regional Jail Authority, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,788,810
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,029,195
		74,075,319

	Total Municipal Bonds (Cost $73,663,472)	75,295,674

Shares
MONEY MARKET FUND — 1.5%

1,104,710	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	1,104,710

	Total Money Market Fund (Cost $1,104,710)	1,104,710

Total Investments — 99.6% (Cost $74,768,182)		76,400,384
Net Other Assets (Liabilities) — 0.4%		336,502

NET ASSETS — 100.0%		$76,736,886

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.8%

	West Virginia — 98.8%
$1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,124,713
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,147,789
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,601,490
535,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 2/19/19 @ 100, 5.000%, 3/1/22	536,583
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100, (West Virginia Board Commission), 5.000%, 5/1/28	1,241,006
1,090,000	Charles Town, WV, Waterworks & Sewerage System, Water Utility Improvements Revenue, Series A, Callable 3/1/26 @ 100, (BAM), 4.500%, 3/1/36	1,164,883
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,070,225
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,592,025
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,479,766
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,660,011
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,093,390
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	729,439
965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	1,040,897
915,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	997,011
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,193,620
1,000,000	Ohio County, WV, Country Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Callable 6/1/22 @ 100, 4.750%, 6/1/31	1,028,160

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	$1,267,281
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,217,437
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,045,010
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, 5.000%, 5/1/22	1,368,705
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,027,380
500,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	570,970
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,441,050
1,675,000	School Building Authority of West Virginia, School Improvements Revenue, Series A, Callable 7/1/25 @100, 5.000%, 7/1/28	1,922,431
2,720,000	State of West Virginia, Current Refunding G.O., Series A, 5.000%, 6/1/24	3,124,437
1,000,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O., Series B, Callable 6/1/28 @ 100, 5.000%, 12/1/39	1,149,630
2,000,000	State of West Virginia, Refunding G.O., 5.000%, 11/1/26	2,384,760
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/25	2,178,200
3,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	4,009,538
1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/28	1,359,001
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,163,139
1,890,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 2/19/19 @ 100, 3.000%, 12/15/19	1,891,625
945,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/24 @100, 5.000%, 9/1/25	1,039,075

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2018 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	$2,183,600
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	585,200
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	706,350
1,650,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, 5.000%, 6/1/26	1,953,171
2,065,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.000%, 6/1/39	2,373,986
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,016,347
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,124,140
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,835,979
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	1,874,915
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,665,282

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$ 520,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/24	$596,456
1,000,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/25	1,163,490
1,205,000	Wood County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/25	1,324,175
	Total Municipal Bonds (Cost $66,907,451)	68,263,768

Shares
MONEY MARKET FUND — 0.5%

368,883	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	368,883

	Total Money Market Fund (Cost $368,883)	368,883

Total Investments — 99.3% (Cost $67,276,334)		68,632,651
Net Other Assets (Liabilities) — 0.7%		485,181

NET ASSETS—100.0%		$69,117,832

(a)	Represents the current yield as of report date.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Diversified Income Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 36.0%

54,875	First Trust DJ Global Select Dividend Index Fund	$1,199,567
35,096	Global Super Dividend U.S. ETF	786,501
198,537	Madison Covered Call & Equity Income Fund	1,564,470
123,701	Oppenheimer SteelPath MLP Select 40 Fund	898,070
20,267	SPDR S&P Global Dividend ETF	1,256,351
10,869	Vanguard High Dividend Yield ETF	847,673

	Total Equity Funds (Cost $6,735,668)	6,552,632

FIXED INCOME FUNDS — 63.2%
209,532	Ashmore Emerging Markets Short Duration Fund	1,994,748
148,744	Federated Institutional High-Yield Bond Fund	1,362,499
39,119	Fidelity Intermediate Treasury Bond Index Fund	413,093
32,781	Fidelity Long-Term Treasury Bond Index Fund	415,661
65,225	Hotchkis and Wiley High Yield Fund	727,915
221,663	Loomis Sayles Senior Floating Rate and Fixed Income Fund	2,076,985
74,752	Principal Preferred Securities Fund	701,924
205,952	Stone Ridge High Yield Reinsurance Risk Premium Fund	1,876,224

Shares		Fair Value
FIXED INCOME FUNDS — (continued)

48,816	VanEck Vectors Fallen Angel High Yield Bond ETF	$1,301,923
63,069	Voya Securitized Credit Fund	634,476

	Total Fixed Income Funds (Cost $12,139,335)	11,505,448

MONEY MARKET FUND — 0.9%

153,288	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(a)	153,288

	Total Money Market Fund (Cost $153,288)	153,288

Total Investments — 100.1% (Cost $19,028,291)		18,211,368
Net Other Assets (Liabilities) — (0.1)%		(18,698)

NET ASSETS — 100.0%		$18,192,670

(a)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 60.1%

883,818	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$7,865,983
215,116	Sterling Capital Equity Income Fund, Institutional Shares(a)	3,960,283
180,053	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	3,953,973

	Total Equity Funds (Cost $16,071,662)	15,780,239

FIXED INCOME FUND — 38.9%

999,514	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	10,215,029

	Total Fixed Income Fund (Cost $10,327,932)	10,215,029

MONEY MARKET FUND — 1.5%

404,995	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	404,995

	Total Money Market Fund (Cost $404,995)	404,995

Total Investments — 100.5% (Cost $26,804,589)		26,400,263
Net Other Assets (Liabilities) — 0.5%		(137,309)

NET ASSETS — 100.0%		$26,262,954

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund

Schedule of Portfolio Investments

December 31, 2018 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 75.1%

858,305	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$7,638,918
208,674	Sterling Capital Equity Income Fund, Institutional Shares(a)	3,841,681
174,841	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	3,839,510

	Total Equity Funds (Cost $15,465,224)	15,320,109

FIXED INCOME FUND — 23.9%

477,459	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	4,879,626

	Total Fixed Income Fund (Cost $5,057,714)	4,879,626

MONEY MARKET FUND — 2.0%

397,274	Federated Treasury Obligations Fund, Institutional Shares, 2.31%(b)	397,274

	Total Money Market Fund (Cost $397,274)	397,274

Total Investments — 101.0% (Cost $20,920,212)		20,597,009
Net Other Assets (Liabilities) — (1.0)%		(204,887)

NET ASSETS — 100.0%		$20,392,122

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Funds

Notes to Schedules of Investments

December 31, 2018 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non- diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in debt securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate related securities. In addition, underlying investment companies may invest in derivatives and may engage in long/short equity strategies and in option writing strategies. The Funds of Funds except for Sterling Capital Diversified Income Fund currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov. Financial information for the other underlying Funds is available at www.sec.gov.

2.	Significant Accounting Policies:

The funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedules and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Sterling Capital Funds (the “Funds”) in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

December 31, 2018 (Unaudited)

are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2018, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2018 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$263,195,593	(a)	$—	$—	$263,195,593
Sterling Capital Mid Value Fund	497,544,737	(a)	—	—	497,544,737
Sterling Capital Behavioral Small Cap Value Equity Fund	184,267,622	(a)	—	—	184,267,622
Sterling Capital Special Opportunities Fund	966,765,019	(a)	—	—	966,765,019
Sterling Capital Equity Income Fund	1,506,519,742	(a)	—	—	1,506,519,742
Sterling Capital Behavioral International Equity Fund	1,075,240	(a)	69,264,085(a)	—	70,339,325
Sterling Capital SMID Opportunities Fund	7,424,001	(a)	—	—	7,424,001
Sterling Capital Stratton Mid Cap Value Fund	53,805,906	(a)	—	—	53,805,906
Sterling Capital Stratton Real Estate Fund	83,579,237	(a)	—	—	83,579,237
Sterling Capital Stratton Small Cap Value Fund	946,516,209	(a)	—	—	946,516,209
Sterling Capital Ultra Short Bond Fund	21,083,993	(b)	34,531,479(a)	—	55,615,472
Sterling Capital Short Duration Bond Fund	3,054,046	(b)	167,275,431(a)	—	170,329,477
Sterling Capital Intermediate U.S. Government Fund	121,552	(b)	16,691,204(a)	—	16,812,756
Sterling Capital Total Return Bond Fund	13,760,591	(b)	1,218,279,266(a)	—	1,232,039,857
Sterling Capital Corporate Fund	352,218	(b)	24,812,888(a)	—	25,165,106
Sterling Capital Securitized Opportunities Fund	335,043	(b)	36,590,275(a)	—	36,925,318
Sterling Capital Kentucky Intermediate Tax-Free Fund	382,193	(b)	10,031,151(a)	—	10,413,344
Sterling Capital Maryland Intermediate Tax-Free Fund	166,719	(b)	16,098,277(a)	—	16,264,996
Sterling Capital North Carolina Intermediate Tax-Free Fund	3,650,565	(b)	159,227,369(a)	—	162,877,934
Sterling Capital South Carolina Intermediate Tax-Free Fund	315,670	(b)	73,532,342(a)	—	73,848,012
Sterling Capital Virginia Intermediate Tax-Free Fund.	1,104,710	(b)	75,295,674(a)	—	76,400,384
Sterling Capital West Virginia Intermediate Tax-Free Fund	368,883	(b)	68,263,768(a)	—	68,632,651
Sterling Capital Diversified Income Fund	18,211,368	(a)	—	—	18,211,368
Sterling Capital Strategic Allocation Balanced Fund	26,400,263	(a)	—	—	26,400,263
Sterling Capital Strategic Allocation Growth Fund	20,597,009	(a)	—	—	20,597,009

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

December 31, 2018 (Unaudited)

During the period ended December 31, 2018, Sterling Capital Behavioral International Equity Fund had foreign common stock that was transferred from Level 1 to Level 2 due to the application at December 31, 2018 of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 1 to Level 2 during the period amounted to $55,769,843 or 67.23% of net assets as of September 30, 2018. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended December 31, 2018 for the remaining Funds.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Total Return Bond Fund and Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls —The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the period.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them.

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

December 31, 2018 (Unaudited)

Sterling Capital Diversified Income Fund may invest in underlying funds that engage in options writing strategies (including cash-secured put writing and covered call writing).

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital

Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

December 31, 2018 (Unaudited)

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended December 31, 2018 is as follows:

	Shares Held at September 30, 2018	Shares Purchased	Shares Sold	Shares Held at December 31, 2018	Value at December 31, 2018	Dividend Income October 1, 2018- December 31, 2018	Distributions and Net Realized Gain (Loss) October 1, 2018- December 31, 2018	Change in Unrealized Appreciation/ Depreciation October 1, 2018- December 31, 2018
Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	792,962	90,856	—	883,818	$7,865,983	$267,158	$325,911	$(1,860,243)
Sterling Capital Equity Income Fund, Institutional Shares	217,045	16,216	18,145	215,116	3,960,283	15,260	294,644	(674,700)
Sterling Capital Special Opportunities Fund, Institutional Shares	171,506	13,268	4,721	180,053	3,953,973	818	309,492	(996,391)
Sterling Capital Total Return Bond Fund, Institutional Shares	1,047,448	6,360	54,294	999,514	10,215,029	85,620	(27,693)	43,755

Total Affiliates.	2,228,961	126,700	77,160	2,278,501	$25,995,268	$368,856	$902,354	$(3,487,579)

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	778,451	79,854	—	858,305	$7,638,918	$253,563	$309,325	$(1,793,485)
Sterling Capital Equity Income Fund, Institutional Shares	201,092	15,729	8,147	208,674	3,841,681	14,802	290,442	(644,367)
Sterling Capital Special Opportunities Fund, Institutional Shares	159,279	15,562	—	174,841	3,839,510	777	295,780	(938,068)
Sterling Capital Total Return Bond Fund, Institutional Shares	491,157	—	13,698	477,459	4,879,626	41,657	(10,274)	20,096

Total Affiliates	1,629,979	111,145	21,845	1,719,279	$20,199,735	$310,799	$885,273	$(3,355,824)

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

December 31, 2018 (Unaudited)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses originating in taxable years beginning on or before December 22, 2010 are permitted to be carried forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) are carried forward indefinitely. Furthermore, post-2010 capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2018, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Ultra Short Bond Fund	$ 184,261	$ 830,198	$—	—
Sterling Capital Short Duration Bond Fund	1,526,578	6,186,114	—	—
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Intermediate U.S. Government Fund	287,649	488,276	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Total Return Bond Fund	4,836,186	5,960,736	—	—
Sterling Capital Securitized Opportunities Fund	1,402,606	409,309	—	—
Sterling Capital North Carolina Intermediate Tax-Free Fund	1,309,715	—	—	—
Sterling Capital South Carolina Intermediate Tax-Free Fund	600,034	—	—	—
Sterling Capital Virginia Intermediate Tax-Free Fund	400,485	—	—	—
Sterling Capital Diversified Income Fund	1,120,037	—	—	—
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,143,583	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019

*	Post-2010 Capital Losses: Must be utilized prior to losses subject to expiration.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Sterling Capital Funds

By (Signature and Title)    /s/ James T. Gillespie

                                                James T. Gillespie, President

                                                (principal executive officer)

Date      2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ James T. Gillespie

                                                James T. Gillespie, President

                                                (principal executive officer)

Date      2/27/2019

By (Signature and Title)    /s/ Todd M. Miller

                                                Todd M. Miller, Treasurer

                                                (principal financial officer)

Date      2/27/2019